UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments.

FINANCIAL SQUARE FEDERAL FUND
Schedule of Investments
May 31, 2010 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 52.0%
Federal Farm Credit Bank(a)
$132,000,000	0.595%		06/01/10	$132,000,000
183,000,000	0.668		06/01/10	183,210,965
52,000,000	0.258		06/02/10	51,998,868
750,000,000	0.527		06/15/10	750,000,000
138,000,000	0.327		06/16/10	138,000,000
65,000,000	0.277		06/17/10	64,971,337
226,000,000	0.538		06/18/10	226,000,000
168,000,000	0.270		06/26/10	167,982,814
91,000,000	0.246		07/26/10	91,000,000
198,700,000	0.412	(b)	09/03/10	198,648,239
150,000,000	0.307		09/29/10	149,900,764
Federal Home Loan Bank
191,000,000	0.249	(a)	06/11/10	190,869,384
200,000,000	0.650		06/15/10	199,995,551
82,000,000	0.600		06/21/10	81,995,741
123,300,000	0.293	(a)	06/25/10	123,263,684
356,000,000	0.190		07/02/10	355,941,754
155,000,000	0.175		07/07/10	154,972,875
250,000,000	0.185		07/07/10	249,953,750
328,000,000	0.190		07/07/10	327,937,680
160,000,000	0.195		07/07/10	159,968,800
145,500,000	0.190		07/09/10	145,470,819
363,000,000	0.198	(a)	07/13/10	363,000,000
125,000,000	0.185		07/14/10	124,972,378
200,000,000	0.163	(a)	07/15/10	199,886,439
492,000,000	0.243	(a)	07/15/10	491,989,557
500,000,000	0.170		07/19/10	499,886,667
500,000,000	0.244	(a)	07/19/10	500,000,000
404,000,000	0.116	(a)	07/26/10	403,858,404
50,000,000	0.164	(a)	08/01/10	49,988,541
450,000,000	0.254	(a)	08/10/10	449,783,456
203,000,000	0.194		08/11/10	202,922,330
133,500,000	0.303	(a)	08/13/10	133,435,688
150,000,000	0.280		10/13/10	149,843,667
51,000,000	0.500		10/18/10	51,042,161
150,000,000	0.580	(b)	06/03/11	150,000,000
138,000,000	0.710	(b)	06/03/11	138,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$8,052,692,313

U.S. Treasury Obligations — 51.1%
United States Treasury Bills
$26,900,000	0.400%		06/17/10	$26,895,218
798,000,000	0.150		07/01/10	797,900,250
1,022,000,000	0.200		07/01/10	1,021,829,667
1,315,000,000	0.150		07/08/10	1,314,797,271
31,000,000	0.135		07/15/10	30,994,885
32,200,000	0.145		07/15/10	32,194,293
47,100,000	0.150		07/15/10	47,091,365
120,300,000	0.155		07/15/10	120,277,210
3,015,000,000	0.160		07/15/10	3,014,410,400
1,305,200,000	0.150		07/22/10	1,304,922,645
United States Treasury Note
190,000,000	1.500		10/31/10	190,845,607

TOTAL U.S. TREASURY OBLIGATIONS				$7,902,158,811

TOTAL INVESTMENTS — 103.1%				$15,954,851,124

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%				(486,984,180)

NET ASSETS — 100.0%				$15,467,866,944

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect May 31, 2010.

(b) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest rate reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE GOVERNMENT FUND
Schedule of Investments
May 31, 2010 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Government Guarantee Variable Rate Obligations*(a) — 5.1%
Bank of America Corp.(b)
$5,000,000	1.072%		06/02/10	$5,066,207
Bank of America N.A.
595,000,000	0.378		07/29/10	595,000,000
Citibank N.A.
6,950,000	0.439		06/30/10	6,962,568
19,380,000	0.294	(b)	07/12/10	19,392,499
Citigroup Funding, Inc.
80,865,000	0.202		06/03/10	80,880,845
46,295,000	0.267		08/05/10	46,282,239
General Electric Capital Corp.
9,250,000	1.184	(b)	06/09/10	9,389,714
12,500,000	0.335		06/11/10	12,512,954
JPMorgan Chase & Co.
110,775,000	0.421		07/01/10	110,965,406
Morgan Stanley & Co.
4,900,000	1.102	(b)	06/01/10	4,966,992
16,650,000	0.827		06/04/10	16,732,249
422,900,000	0.621	(b)	06/22/10	425,161,514
Regions Financial Corp.
85,700,000	0.904		06/10/10	86,007,422
Wells Fargo & Co.(b)
187,480,000	1.104		06/09/10	190,106,567

TOTAL GOVERNMENT GUARANTEE VARIABLE RATE OBLIGATIONS				$1,609,427,176

U.S. Government Agency Obligations — 37.5%
Federal Farm Credit Bank(a)
$135,650,000	0.258%		06/02/10	$135,647,046
141,000,000	0.241		06/08/10	140,967,784
150,000,000	0.241		06/09/10	149,965,715
247,000,000	0.290		06/12/10	246,920,148
247,000,000	0.263		06/14/10	246,868,206
148,000,000	0.257		06/15/10	147,916,962
155,000,000	0.277		06/17/10	154,931,651
Federal Home Loan Bank
828,000,000	0.249	(a)	06/11/10	827,433,770
169,425,000	0.650		06/15/10	169,421,231
337,000,000	0.303	(a)	08/13/10	336,837,654
50,000,000	0.500		10/18/10	50,041,334
224,700,000	0.540		05/24/11	224,700,000
278,000,000	0.710	(c)	06/03/11	278,000,000
Federal Home Loan Mortgage Corp.
657,300,000	0.232	(a)	06/03/10	657,247,161
30,336,000	0.324	(a)	06/09/10	30,369,122
700,000,000	0.269	(a)	06/11/10	699,436,335
490,000,000	0.260	(a)	06/20/10	489,675,455
152,000,000	0.230		07/01/10	151,970,867
208,543,000	0.351	(a)	07/01/10	208,772,579
18,500,000	0.341	(a)	07/07/10	18,517,662
1,000,000,000	0.194	(a)	07/12/10	1,000,000,000
40,600,000	0.254	(a)	08/04/10	40,591,694
552,139,000	0.277	(a)	08/05/10	552,086,161
Federal National Mortgage Association
592,000,000	0.540		07/12/10	591,635,920
300,000,000	0.188	(a)	07/13/10	299,989,607
592,140,000	0.200		07/15/10	591,995,255
4,050,000	0.303	(a)	08/13/10	4,048,085
1,949,000,000	0.270		08/16/10	1,947,889,070

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Government Agency Obligations — (continued)
Federal National Mortgage Association (continued)
$493,000,000	0.300%	09/01/10	$492,622,033
1,000,000,000	0.520	05/02/11	995,161,111

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$11,881,659,618

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$13,491,086,794

Repurchase Agreements-Unaffiliated Issuers(d) — 55.8%
Banc of America Securities LLC
$225,000,000	0.200%	06/01/10	$225,000,000
Maturity Value: $225,005,000
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 5.000%, due 07/01/35 to 02/01/39. The aggregate market value of the collateral, including accrued interest, was $231,749,999.
Barclays Capital, Inc.
250,000,000	0.190	06/01/10	250,000,000
Maturity Value: $250,005,278
Collateralized by U.S. Treasury Notes, 2.500% to 4.500%, due 03/31/13 to 02/15/16. The aggregate market value of the collateral, including accrued interest, was $255,000,074.
Deutsche Bank Securities, Inc.
150,000,000	0.200	06/01/10	150,000,000
Maturity Value: $150,003,333
Collateralized by Federal National Mortgage Association, 4.000% to 7.000%, due 04/01/25 to 05/01/40. The aggregate market value of the collateral, including accrued interest, was $154,499,987.
Joint Repurchase Agreement Account I
68,400,000	0.194	06/01/10	68,400,000
Maturity Value: $68,401,474
Joint Repurchase Agreement Account II
16,967,000,000	0.203	06/01/10	16,967,000,000
Maturity Value: $16,967,382,700

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$17,660,400,000

Repurchase Agreement-Affiliated Issuers(d) — 2.5%
Goldman, Sachs & Co.
$800,000,000	0.200%	06/01/10	$800,000,000
Maturity Value: $800,017,778
Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.500%, due 11/01/24 to 05/01/40 and Federal National Mortgage Association, 4.500% to 7.000%, due 05/01/23 to 05/01/40. The aggregate market value of the collateral, including accrued interest, was $815,999,972.

TOTAL INVESTMENTS — 100.9%			$31,951,486,794

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%			(279,981,014)

NET ASSETS — 100.0%			$31,671,505,780

FINANCIAL SQUARE GOVERNMENT FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2010.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At May 31, 2010, these securities amounted to $654,083,493 or approximately 2.1% of net assets.

(c) All or a portion represents a forward commitment.

(d) Unless noted, all repurchase agreements were entered into on May 28, 2010. Additional information on Joint Repurchase Agreement Accounts I & II appears in the Notes to the Schedule of Investments section.

Maturity dates represent either the stated date on the security or the next interest rate reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 20.8%
Amstel Funding Corp.
$30,000,000	0.420%	06/09/10	$29,997,200
79,000,000	0.500	06/14/10	78,985,736
Amsterdam Funding Corp.
50,000,000	0.330	07/19/10	49,978,000
27,000,000	0.340	07/21/10	26,987,250
Aspen Funding Corp.
100,038,000	0.370	06/14/10	100,024,634
65,000,000	0.270	06/22/10	64,989,763
Atlantis One Funding Corp.
370,060,000	0.320	08/09/10	369,833,030
Clipper Receivables Co. LLC
80,000,000	0.330	08/02/10	79,954,533
100,000,000	0.320	08/09/10	99,938,667
Enterprise Funding Co. LLC
76,580,000	0.280	07/12/10	76,555,579
Hannover Funding Co. LLC
32,000,000	0.550	07/06/10	31,982,889
50,000,000	0.450	07/13/10	49,973,750
ING Funding LLC
190,000,000	0.280	06/24/10	189,966,011
Jupiter Securitization Corp.
100,000,000	0.400	07/15/10	99,951,111
LMA Americas LLC
40,000,000	0.450	07/15/10	39,978,000
Matchpoint Master Trust
40,000,000	0.450	08/11/10	39,964,500
50,000,000	0.450	08/12/10	49,955,000
Nieuw Amsterdam Receivables Corp.
130,000,000	0.300	06/01/10	130,000,000
NRW. Bank
30,000,000	0.350	07/27/10	29,983,667
200,000,000	0.350	08/05/10	199,873,611
Ranger Funding Co. LLC
50,313,000	0.280	07/19/10	50,294,216
Royal Park Investments SA
134,000,000	0.300	06/03/10	133,997,767
60,000,000	0.300	06/04/10	59,998,500
75,000,000	0.300	06/07/10	74,996,250
40,000,000	0.320	06/09/10	39,997,156
Standard Chartered PLC
125,000,000	0.290	06/01/10	125,000,000
200,000,000	0.420	06/28/10	199,937,000
Straight-A Funding LLC
79,945,000	0.230	06/14/10	79,938,360
58,887,000	0.250	07/06/10	58,872,687
Tasman Funding, Inc.
45,209,000	0.380	07/23/10	45,184,185
40,000,000	0.350	07/27/10	39,978,222
Thames Asset Global Securitization, Inc.
110,952,000	0.330	06/04/10	110,948,949
Variable Funding Capital Corp.
50,000,000	0.280	07/14/10	49,983,278
Windmill Funding Corp.
32,230,000	0.330	07/20/10	32,215,523

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$2,940,215,024

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Certificates of Deposit - Yankeedollar — 14.0%
Bank of Nova Scotia
$165,000,000	0.300%		07/23/10	$165,000,000
Barclays Bank PLC
192,000,000	0.300		06/21/10	192,000,000
Credit Industriel et Commercial SA
46,500,000	0.320		06/01/10	46,500,000
Deutsche Bank Securities, Inc.
275,000,000	0.310		07/12/10	275,003,130
150,000,000	0.300		07/21/10	150,000,000
Mitsubishi UFJ Financial Group, Inc.
300,000,000	0.300		06/01/10	300,000,000
Royal Bank of Scotland Group PLC
590,000,000	0.300		07/06/10	590,000,000
Societe Generale
265,000,000	0.360		06/10/10	265,000,662

TOTAL CERTIFICATES OF DEPOSIT - YANKEEDOLLAR				$1,983,503,792

Government Guarantee Variable Rate Obligation*(a) — 0.7%
Bank of America N.A.
$100,000,000	0.378%		07/29/10	$100,000,000

Master Demand Note — 4.3%
Bank of America Securities LLC
$600,000,000	0.290%		07/12/10	$600,000,000

Time Deposits — 3.3%
Natixis SA
$171,400,000	0.220%		06/01/10	$171,400,000
The Governor and Co. of the Bank of Ireland
300,000,000	0.350		06/01/10	300,000,000

TOTAL TIME DEPOSITS				$471,400,000

U.S. Government Agency Obligations — 19.4%
Federal Home Loan Bank
$260,000,000	0.112	(a)%	06/01/10	$259,976,470
96,500,000	0.249	(a)	06/11/10	96,434,008
122,300,000	0.293	(a)	06/25/10	122,263,979
130,000,000	0.303	(a)	08/13/10	129,937,374
35,600,000	0.310	(a)	08/19/10	35,598,331
110,000,000	0.560		08/27/10	109,987,408
204,000,000	0.500		03/14/11	204,000,000
97,000,000	0.710	(b)	06/03/11	97,000,000
Federal Home Loan Mortgage Corp.(a)
220,000,000	0.232		06/03/10	219,982,315
2,728,000	0.324		06/09/10	2,730,903
200,000,000	0.269		06/11/10	199,838,953
11,333,000	0.351		07/01/10	11,344,729
261,800,000	0.341		07/07/10	261,844,030
350,000,000	0.194		07/12/10	350,000,000
10,200,000	0.254		08/04/10	10,197,975
69,700,000	0.277		08/05/10	69,683,582
Federal National Mortgage Association
275,000,000	0.540		07/12/10	274,830,875
289,000,000	0.188	(a)	07/13/10	288,989,988
1,500,000	0.303	(a)	08/13/10	1,499,291

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$2,746,140,211

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 1.9%
United States Treasury Bills
$91,000,000	0.410%	06/17/10	$90,983,418
34,000,000	0.442	06/17/10	33,993,313
United States Treasury Note
142,000,000	0.875	12/31/10	142,468,778

TOTAL U.S. TREASURY OBLIGATIONS			$267,445,509

Variable Rate Municipal Debt Obligations(a) — 3.0%
Connecticut State Housing Finance Authority Mortgage Finance Program VRDN RB Taxable Series 2010 Subseries A-6 (Bank of America N.A. SPA)
$25,000,000	0.390%	06/03/10	$25,000,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for St. Luke’s Episcopal Hospital Series 2008 B (Bank of America N.A. and Wachovia Bank N.A. SPA)
40,000,000	0.280	06/03/10	40,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Patners Healthcare Series 1997-P2-RMKT (JPMorgan Chase & Co. SPA)
52,500,000	0.240	06/02/10	52,500,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2010 Subseries F-1
40,500,000	0.260	06/02/10	40,500,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 A (Westdeutsche Landesbank AG LOC)
47,600,000	0.270	06/02/10	47,600,000
North Carolina State GO VRDN for Public Improvement Series 2002 G (Landesbank Hessen-Thueringen SPA)
37,130,000	0.240	06/02/10	37,130,000
Oregon State Facilities Authority VRDN RB Peacehealth Series 2008 C (Wells Fargo Bank N.A. LOC)
60,000,000	0.240	06/03/10	60,000,000
Raleigh Comb Enterprise System VRDN RB Series 2008 A (Wachovia Bank N.A. SPA)
79,100,000	0.240	06/02/10	79,100,000
Texas State GO VRDN Refunding Taxable Veterans Series 2010 B (Sumitomo Mitsui Banking Corp. SPA)
13,350,000	0.350	06/02/10	13,350,000
Texas State GO VRDN Refunding Taxable Veterans Land Series 2002 (Landesbank Hessen-Thueringen SPA)
27,085,000	0.360	06/01/10	27,085,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS			$422,265,000

Variable Rate Obligations(a) — 10.1%
Australia & New Zealand Banking Group Ltd.
$169,000,000	0.373%	06/25/10	$169,000,000
Banco Bilbao Vizcaya Argentaria SA
196,000,000	0.386	06/21/10	196,000,544
JPMorgan Chase & Co.
280,000,000	0.341	06/21/10	280,000,000
Rabobank Nederland
250,000,000	0.252	06/04/10	250,000,000
193,000,000	0.791	07/07/10	193,000,000
98,000,000	0.436	08/16/10	98,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations(a) — (continued)
Westpac Securities New Zealand Ltd.
$200,000,000	0.457%	06/16/10	$200,000,000
38,000,000	0.421	06/21/10	38,000,000

TOTAL VARIABLE RATE OBLIGATIONS			$1,424,000,544

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$10,954,970,080

Repurchase Agreements(c) — 22.9%
Bank of America Securities LLC
$100,000,000	0.200%	06/01/10	$100,000,000
Maturity Value: $100,002,222
Collateralized by Federal National Mortgage Association, 4.500%, due 02/01/39. The market value of the collateral, including accrued interest, was $103,000,000.
BNP Paribas Securities Co.
467,000,000	0.340	06/01/10	467,000,000
Maturity Value: $467,017,642
Collateralized by Danske Bank A/S, 0.834%, due 05/24/12 and Federal Republic of Brazil, 7.125% to 12.750%, due 10/22/10 to 01/20/37. The aggregate market value of the collateral, including accrued interest, was $490,350,000.

25,000,000	0.490	06/01/10	25,000,000
Maturity Value: $25,001,361
Collateralized by various municipal issuers, 0.000% to 5.000%, due 12/01/12 to 03/01/20 and Westvaco Corp. 8.200%, due 01/15/30. The aggregate market value of the collateral, including accrued interest, was $27,500,001.

Deutsche Bank Securities, Inc.
100,000,000	0.200	06/01/10	100,000,000
Maturity Value: $100,002,222
Collateralized by Federal National Mortgage Association, 4.500% to 7.000%, due 01/01/36 to 02/01/39. The market value of the collateral, including accrued interest, was $102,999,990.
78,000,000	0.620	06/01/10	78,000,000
Maturity Value: $78,005,373
Collateralized by Federal National Mortgage Association, 5.375%, due 12/31/49 and by various corporate issuers, 0.000% to 10.000%, due 12/15/10 to 12/31/49. The aggregate market value of the collateral, including accrued interest, was $85,884,311.

Joint Repurchase Agreement Account II
2,065,000,000	0.203	06/01/10	2,065,000,000
Maturity Value: $2,065,046,577
Wells Fargo Securities LLC
394,000,000	0.420	06/01/10	394,000,000
Maturity Value: $394,018,387
Collateralized by Columbus Development Authority, 0.400%, due 09/01/13, various corporate issuers, 5.700% to 13.250%, due 02/01/11 to 09/15/20, various mortgage-backed obligations, 0.214% to 9.065%, due 05/21/12 to 12/12/49 and various government issuers, 0.000% to 7.650%, due 05/15/11 to 06/15/35. The aggregate market value of the collateral, including accrued interest, was $413,477,571.

TOTAL REPURCHASE AGREEMENTS			$3,229,000,000

TOTAL INVESTMENTS — 100.4%			$14,183,970,080

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%			(62,008,871)

NET ASSETS — 100.0%			$14,121,961,209

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2010.

(b) All or a portion represents a forward commitment.

(c) Unless noted, all repurchase agreements were entered into on May 28, 2010. Additional information on Joint Repurchase Agreement Account II appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest rate reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
GO	— General Obligation
LOC	— Letter of Credit
RB	— Revenue Bond
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Bank Note — 2.1%
Bank of America N.A.
$495,000,000	0.300%	07/09/10	$495,000,000

Commercial Paper and Corporate Obligations — 31.8%
Amstel Funding Corp.
$95,000,000	0.430%	06/10/10	$94,989,787
115,000,000	0.500	06/14/10	114,979,236
Amsterdam Funding Corp.
76,000,000	0.220	06/07/10	75,997,213
75,000,000	0.400	07/01/10	74,975,000
100,000,000	0.400	07/02/10	99,965,556
50,000,000	0.330	07/19/10	49,978,000
105,585,000	0.310	07/22/10	105,538,631
Aspen Funding Corp.
150,000,000	0.270	06/22/10	149,976,375
Atlantic Asset Securitization LLC
115,000,000	0.270	07/06/10	114,969,812
135,000,000	0.300	07/16/10	134,949,375
147,000,000	0.426	07/27/10	146,902,662
Atlantis One Funding Corp.
50,000,000	0.220	06/09/10	49,997,556
395,000,000	0.310	08/04/10	394,782,311
Chariot Funding LLC
56,000,000	0.220	06/09/10	55,997,262
90,000,000	0.400	07/13/10	89,958,000
Clipper Receivables Co. LLC
75,000,000	0.230	06/14/10	74,993,771
200,000,000	0.330	08/02/10	199,886,333
100,000,000	0.320	08/09/10	99,938,667
Enterprise Funding Co. LLC
150,000,000	0.280	07/12/10	149,952,167
110,000,000	0.280	07/20/10	109,958,078
Falcon Asset Securitization Corp.
150,000,000	0.400	07/14/10	149,928,333
General Electric Capital Corp.
100,000,000	0.300	07/22/10	99,957,500
Hannover Funding Co. LLC
50,000,000	0.480	07/06/10	49,976,667
50,000,000	0.550	07/06/10	49,973,264
50,000,000	0.480	07/07/10	49,976,000
70,000,000	0.450	07/13/10	69,963,250
Jupiter Securitization Corp.
145,000,000	0.400	07/12/10	144,933,944
LMA Americas LLC
165,000,000	0.370	06/21/10	164,966,083
85,000,000	0.420	07/13/10	84,958,350
90,000,000	0.430	07/15/10	89,952,700
80,000,000	0.450	07/15/10	79,956,000
56,500,000	0.600	08/27/10	56,418,075
Matchpoint Master Trust
50,000,000	0.280	07/07/10	49,986,000
50,000,000	0.450	08/11/10	49,955,625
Newport Funding Corp.
150,000,000	0.380	06/21/10	149,968,333
Nieuw Amsterdam Receivables Corp.
130,000,000	0.300	06/01/10	130,000,000
Ranger Funding Co. LLC
75,000,000	0.280	07/14/10	74,974,917
100,000,000	0.280	07/19/10	99,962,667

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Regency Markets No. 1 LLC
$230,591,000	0.370%		06/21/10	$230,543,601
133,055,000	0.380		06/21/10	133,026,911
50,099,000	0.490		08/16/10	50,047,175
Royal Park Investments SA
80,000,000	0.300		06/04/10	79,998,000
55,000,000	0.320		06/09/10	54,996,089
35,000,000	0.450		06/29/10	34,987,750
102,000,000	0.450	(a)	07/01/10	101,961,750
Straight-A Funding LLC
95,000,000	0.200		06/02/10	94,999,472
100,000,000	0.200		06/07/10	99,996,667
75,000,000	0.230		06/14/10	74,993,771
52,506,000	0.250		07/01/10	52,495,061
100,000,000	0.250		07/06/10	99,975,694
300,587,000	0.350		07/13/10	300,464,260
160,000,000	0.390		08/03/10	159,890,800
Tasman Funding, Inc.
45,036,000	0.250		06/04/10	45,035,062
80,029,000	0.420		06/21/10	80,010,327
67,126,000	0.350		07/20/10	67,094,022
35,102,000	0.350		07/23/10	35,084,254
60,000,000	0.380		07/23/10	59,967,067
44,955,000	0.500		07/23/10	44,922,533
74,166,000	0.350		07/27/10	74,125,621
Thames Asset Global Securitization, Inc.
110,952,000	0.330		06/04/10	110,948,949
29,955,000	0.380		06/09/10	29,952,470
71,231,000	0.380		06/10/10	71,224,233
63,000,000	0.430		07/08/10	62,972,157
75,000,000	0.310		07/19/10	74,969,000
Thunder Bay Funding, Inc.
21,547,000	0.220		06/08/10	21,546,078
Ticonderoga Funding LLC
150,057,000	0.370		06/22/10	150,024,613
150,000,000	0.280		07/26/10	149,935,833
Variable Funding Capital Corp.
205,000,000	0.210		06/15/10	204,983,258
75,000,000	0.280		07/14/10	74,974,917
144,947,000	0.300		07/20/10	144,887,813
Windmill Funding Corp.
75,000,000	0.400		07/01/10	74,975,000
45,000,000	0.400		07/02/10	44,984,500
66,000,000	0.330		07/19/10	65,970,960
50,000,000	0.340		07/20/10	49,976,861
90,411,000	0.310		07/26/10	90,368,180
Yorktown Capital LLC
84,398,000	0.280		07/14/10	84,369,774

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$7,516,173,983

Master Demand Note — 0.6%
Bank of America Securities LLC
$130,000,000	0.290%		07/12/10	$130,000,000

U.S. Government Agency Obligations — 25.1%
Federal Farm Credit Bank(b)
$100,000,000	0.241%		06/08/10	$99,977,152
100,000,000	0.241		06/09/10	99,979,287
Federal Home Loan Bank
440,000,000	0.112	(b)	06/01/10	439,960,181
200,000,000	0.102	(b)	06/06/10	200,000,000
175,000,000	0.249	(b)	06/11/10	174,880,326
182,500,000	0.293	(b)	06/25/10	182,446,248
210,000,000	0.116	(b)	07/26/10	209,925,563

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
Federal Home Loan Bank (continued)
$202,000,000	0.303	% (b)	08/13/10	$201,902,689
100,000,000	0.310	(b)	08/19/10	99,995,311
160,000,000	0.560		08/27/10	159,981,684
270,000,000	0.500		03/14/11	270,000,000
233,000,000	0.710	(a)	06/03/11	233,000,000
Federal Home Loan Mortgage Corp.
360,000,000	0.232	(b)	06/03/10	359,971,060
4,300,000	0.324	(b)	06/09/10	4,304,575
400,000,000	0.269	(b)	06/11/10	399,677,906
92,000,000	0.230		07/01/10	91,982,367
17,800,000	0.351	(b)	07/01/10	17,818,422
10,750,000	0.341	(b)	07/07/10	10,760,263
635,000,000	0.194	(b)	07/12/10	635,000,000
21,547,000	0.254	(b)	08/04/10	21,542,468
133,700,000	0.277	(b)	08/05/10	133,671,982
Federal National Mortgage Association
414,500,000	0.540		07/12/10	414,245,082
480,000,000	0.188	(b)	07/13/10	479,983,371
650,000,000	0.200		07/15/10	649,841,111
2,350,000	0.303	(b)	08/13/10	2,348,889
350,000,000	0.520		05/02/11	348,306,389

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$5,941,502,326

U.S. Government Guarantee Variable Rate Obligations*(b) — 1.1%
Bank of America N.A.
$168,000,000	0.378%		07/29/10	$168,000,000
Wells Fargo & Co.(c)
97,500,000	1.104		06/09/10	98,865,810

TOTAL U.S. GOVERNMENT GUARANTEE VARIABLE RATE OBLIGATIONS				$266,865,810

U.S. Treasury Obligations — 1.0%
United States Treasury Note
$230,000,000	0.875%		12/31/10	$230,759,288

Variable Rate Municipal Debt Obligations(b) — 6.1%
Bay Area Toll Authority California Toll Bridge VRDN RB San Francisco Bay Area Series 2007 D-2 RMKT (JPMorgan Chase & Co. SPA)
$98,900,000	0.230%		06/03/10	$98,900,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C
89,915,000	0.270		06/02/10	89,915,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-4 (California State Teachers Retirement System and JPMorgan Chase & Co. LOC )
63,395,000	0.260		06/03/10	63,395,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-8 (Bayerische Landesbank LOC)
41,685,000	0.200		06/03/10	41,685,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M
50,215,000	0.270		06/02/10	50,215,000
District of Columbia GO VRDN Refunding Series 2008 D RMKT (Wells Fargo Bank N.A. LOC)
84,000,000	0.260		06/03/10	84,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(b) — (continued)
Indiana State Finance Authority Hospital VRDN RB for Parkview Health System Obligation Series 2009 C (Wells Fargo Bank N.A. LOC)
$53,275,000	0.240%	06/02/10	$53,275,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 B (JPMorgan Chase & Co. SPA)
35,090,000	0.270	06/02/10	35,090,000
Los Angeles Department of Water & Power Waterworks VRDN RB Series 2001 Subseries B-1 (Barclays Bank PLC SPA)
72,500,000	0.220	06/03/10	72,500,000
Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA)
46,470,000	0.270	06/03/10	46,470,000
Minneapolis Health Care System VRDN RB for Fairview Health Services Series 2008 E (Wells Fargo Bank N.A. LOC)
50,000,000	0.240	06/02/10	50,000,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC)
62,705,000	0.290	06/02/10	62,705,000
New York City GO VRDN Taxable for Fiscal Series 2008 Subseries J-14 (Lloyds TSB Bank PLC SPA)
54,045,000	0.400	06/03/10	54,045,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2010 Subseries F-5 (Sumitomo Mitsui Banking Corp. LOC)
90,000,000	0.230	06/02/10	90,000,000
New York City Transitional Finance Authority VRDN RB Taxable Future Tax Secured Series 2001 B (Westdeutsche Landesbank AG)
19,840,000	0.400	06/02/10	19,840,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB Refunding for Duke University Health System Series 2005 B (Wells Fargo Bank N.A. SPA)
85,200,000	0.240	06/02/10	85,200,000
North Carolina State GO VRDN for Public Improvement Series 2002 G (Landesbank Hessen-Thueringen SPA)
23,195,000	0.240	06/02/10	23,195,000
North Carolina State GO VRDN Refunding Series 2002 D (Landesbank Baden-Wurttemberg SPA)
70,550,000	0.240	06/02/10	70,550,000
Ohio State University General Receipts VRDN RB Series 2001
30,000,000	0.200	06/04/10	30,000,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 C1 RMKT
30,000,000	0.200	06/03/10	30,000,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B-1 RMKT (Wachovia Bank N.A. SPA)
115,000,000	0.240	06/02/10	115,000,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 A (Wells Fargo Bank N.A. SPA)
95,000,000	0.240	06/02/10	95,000,000
Union County GO VRDN Series 2007 A (Wachovia Bank N.A. SPA)
53,435,000	0.240	06/03/10	53,435,000
University of Texas Permanent University Fund VRDN RB for Board of Regents Series 2008 A
30,000,000	0.200	06/03/10	30,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS			$1,444,415,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations(b) — 2.1%
JPMorgan Chase & Co.
$400,000,000	0.341%	06/21/10	$400,000,000
103,000,000	0.301	06/22/10	103,001,961

TOTAL VARIABLE RATE OBLIGATIONS			$503,001,961

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$16,527,718,368

Repurchase Agreements-Unaffiliated Issuers(d) — 30.7%
Bank of America Securities LLC
$150,000,000	0.200%	06/01/10	$150,000,000
Maturity Value: $150,003,333
Collateralized by Government National Mortgage Association, 5.000%, due 05/20/40. The market value of the collateral, including accrued interest, was $152,999,999.
Citigroup Global Markets, Inc.
245,000,000	0.600	06/01/10	245,000,000
Maturity Value: $245,016,333
Collateralized by various corporate issuers, 0.000% to 12.540%, due 06/11/10 to 11/20/57. The aggregate market value of the collateral, including accured interest, was $253,534,334.
Deutsche Bank Securities, Inc.
250,000,000	0.200	06/01/10	250,000,000
Maturity Value: $250,005,556
Collateralized by Federal National Mortgage Association, 4.000% to 7.500%, due 01/01/35 to 01/01/40. The aggregate market value of the collateral, including accrued interest, was $257,499,987.
Joint Repurchase Agreement Account II
6,117,500,000	0.203	06/01/10	6,117,500,000
Maturity Value: $6,117,637,984
Wells Fargo Securities LLC
500,000,000	0.420	06/01/10	500,000,000
Maturity Value: $500,023,333
Collateralized by Federal National Mortgage Association, 1.500%, due 05/24/12, various corporate issuers, 4.140% to 12.250%, due 03/15/12 to 10/15/20 and various municipal issuers, 0.350% to 0.788%, due 12/01/34 to 04/01/44. The aggregate market value of the collateral, including accrued interest, was $517,093,782.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$7,262,500,000

Repurchase Agreements-Affiliated Issuers(d) — 0.8%
Goldman, Sachs & Co.
$200,000,000	0.200%	06/01/10	$200,000,000
Maturity Value: $200,004,444
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 7.000%, due 04/01/19 to 05/01/40 and Federal National Mortgage Association, 4.500% to 7.000%, due 02/01/18 to 05/01/40. The aggregate market value of the collateral, including accrued interest, was $203,999,935.

TOTAL INVESTMENTS — 101.4%			$23,990,218,368

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%			(335,799,365)

NET ASSETS — 100.0%			$23,654,419,003

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a) All or a portion represents a forward commitment.

(b) Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2010.

(c) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At May 31, 2010, these securities amounted to $98,865,810 or approximately 0.4% of net assets.

(d) Unless noted, all repurchase agreements were entered into on May 28, 2010. Additional information on Joint Repurchase Agreement Account II appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest rate reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
COPS	— Certificates of Participation
GO	— General Obligation
LOC	— Letter of Credit
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — 98.0%
Alabama — 4.1%
Alabama Special Care Facility Financing Authority VRDN RB Birmingham Putters Series 2008-2959 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
$6,775,000	0.290%	06/03/10	$6,775,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A (A-1/VMIG1)
3,460,000	0.300	06/01/10	3,460,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 C (A-1/VMIG1)
9,000,000	0.280	06/01/10	9,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 E (A-1/VMIG1)
7,300,000	0.300	06/01/10	7,300,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (NR/VMIG1)
10,800,000	0.300	06/01/10	10,800,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
18,500,000	0.300	06/01/10	18,500,000
Gadsden IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/NR)
4,000,000	0.300	06/01/10	4,000,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
7,500,000	0.310	06/03/10	7,500,000
Mobile City IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
7,800,000	0.300	06/01/10	7,800,000
Parrish IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 A (A-1/NR)
8,200,000	0.300	06/01/10	8,200,000
Southeast Alabama Gas District VRDN RB for Supply Project Series 2007 A (Societe Generale SPA) (NR/VMIG1)
315,445,000	0.300	06/01/10	315,445,000
University of Alabama VRDN RB Series 1993 B (NR/VMIG1)
1,200,000	0.290	06/02/10	1,200,000
Wilsonville IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 2005 D (A-1/VMIG1)
18,250,000	0.300	06/01/10	18,250,000

			418,230,000

Alaska — 2.1%
Alaska State Housing Finance Corp. Home Mortgage VRDN RB Series 2009 A (A-1+/VMIG1)
46,000,000	0.240	06/03/10	46,000,000
Alaska State Housing Finance Corp. Home Mortgage VRDN RB Series 2009 D (Bank of America SPA) (NR/VMIG1)
25,000,000	0.300	06/03/10	25,000,000
Alaska State Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 A RMKT (F1+)
60,910,000	0.220	06/03/10	60,910,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Alaska — (continued)
Alaska State Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 B RMKT (F1+)
$73,875,000	0.220%	06/03/10	$73,875,000
Alaska State Housing Finance Corp. VRDN RB State Capital Project Series 2002 C RMKT (A-1+/NR)
4,955,000	0.220	06/03/10	4,955,000

			210,740,000

Arizona — 1.4%
Arizona Health Facilities Authority VRDN RB Floaters Series 2007-1782 (Morgan Stanley Municipal Products) (F1)(a)
20,355,000	0.290	06/03/10	20,355,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2008-3151 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,605,000	0.290	06/03/10	6,605,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2009-3466 (JPMorgan Chase & Co.) (A-1+/NR)(a)
4,425,000	0.290	06/03/10	4,425,000
Banner Health Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4511 Series 2008 (Wells Fargo Bank N.A. SPA) (A-1+/NR)(a)
13,120,000	0.290	06/03/10	13,120,000
Phoenix Civic Improvement Corp. Wastewater System GO VRDN Putters Series 2009-3440 (JPMorgan Chase & Co.) (A-1+/NR)(a)
5,200,000	0.290	06/03/10	5,200,000
Phoenix Civic Improvement Corp. Wastewater System VRDN RB Putters Series 2009-3458 (JPMorgan Chase & Co.) (A-1+/NR)(a)
7,140,000	0.290	06/03/10	7,140,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0014 A (Citibank N.A. SPA) (A-1/NR)(a)
12,275,000	0.300	06/03/10	12,275,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0141 A (Citibank N.A. SPA) (A-1/NR)(a)
16,500,000	0.300	06/03/10	16,500,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2007-0012 A (Landesbank Hessen-Thueringen SPA) (A-1/NR)(a)
15,850,000	0.300	06/03/10	15,850,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floater Trust Series 2010-21W (Barclays Bank PLC) (A-1+/NR)(a)
4,000,000	0.300	06/03/10	4,000,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2009-40C (Wells Fargo & Co.) (NR/VMIG1)(a)
12,100,000	0.280	06/03/10	12,100,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB ROCS-RR-II R-11712 Series 2009 (Citibank N.A. SPA) (NR/VMIG1)(a)
2,635,000	0.300	06/03/10	2,635,000
Salt River Project VRDN RB Putters Series 2008-3226 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
9,620,000	0.290	06/03/10	9,620,000
Salt River Project VRDN RB Putters Series 2009-3307 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,395,000	0.290	06/03/10	3,395,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Arizona — (continued)
Tempe Transportation Excise Tax VRDN RB Series 2006 (Royal Bank of Canada SPA) (A-1+/VMIG1)
$5,600,000	0.280%	06/02/10	$5,600,000
Yavapai County IDA Hospital Facility VRDN RB for Northern Arizona Healthcare Series 2009 B (Banco Bilbao Vizcaya LOC) (A-1+/VMIG1)
2,935,000	0.500	06/03/10	2,935,000

			141,755,000

California — 10.6%
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 Class A (Citibank N.A. SPA) (A-1/NR)(a)
6,455,000	0.290	06/03/10	6,455,000
Bay Area Toll Authority California Toll Bridge VRDN RB Floaters Series 2009-2978 (Morgan Stanley & Co.) (A-1/NR)(a)
23,000,000	0.310	06/03/10	23,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB Floaters Series 2009-2985 (Morgan Stanley) (A-1/NR)(a)
28,090,000	0.290	06/03/10	28,090,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR-II R-11453 Series 2008 (Citibank N.A.) (A-1/NR)(a)
5,400,000	0.290	06/03/10	5,400,000
Bay Area Toll Authority VRDN RB Putters Series 2008-3130 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,145,000	0.290	06/03/10	6,145,000
California Educational Facilities Authority Austin Trust Certificates VRDN RB for Claremont McKenna College Series 2009-1208 (Bank of America SPA) (NR/VMIG1)(a)
10,000,000	0.290	06/03/10	10,000,000
California Educational Facilities Authority Austin Trust Certificates VRDN RB for Southern California University Series 2009-1207 (Bank of America N.A. SPA) (A-1/NR)(a)
4,440,000	0.290	06/03/10	4,440,000
California Educational Facilities Authority VRDN RB for California Institute of Technology Putters Series 2010-3712 (GO of Institution) (JPMorgan Chase & Co.) (A-1+/NR)(a)
2,000,000	0.290	06/03/10	2,000,000
California Educational Facilities Authority VRDN RB for Southern California University Putters Series 2010-3684 (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,700,000	0.290	06/03/10	1,700,000
California Educational Facilities Authority VRDN RB for Stanford University Floater Certificates Series 2001-487 (Morgan Stanley & Co. SPA) (A-1/NR)(a)
6,595,000	0.290	06/03/10	6,595,000
California Health Facilities Financing Authority VRDN RB Sutter Health Putters Series 2009-3338 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,210,000	0.290	06/03/10	3,210,000
California Health Facilities Financing Authority VRDN RB Sutter Health Series 2007-1858 (Wells Fargo Bank N.A.) (A-1+/NR)(a)
8,097,000	0.290	06/03/10	8,097,000
California Health Facilities VRDN RB Sutter Health Putters Series 2008-3175 (JPMorgan Chase & Co. SPA) (A-1/VMIG1)(a)
28,940,000	0.290	06/03/10	28,940,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-10 (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
5,685,000	0.280	06/03/10	5,685,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-14 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
$61,255,000	0.280%	06/03/10	$61,255,000
California State Department of Water Resources Power Supply VRDN RB Series 2005 Subseries G-2 (Lloyds TSB Bank PLC LOC) (A-1/VMIG1)
500,000	0.260	06/03/10	500,000
California State Department of Water Resources VRDN RB ROCS-R-II R-11552 Central Valley Project Series 2008 (BHAC) (Citibank N.A. SPA) (A-1/NR)(a)
3,300,000	0.290	06/03/10	3,300,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2010 (A-1/F-1)
23,000,000	0.410	12/01/10	23,000,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2010 (F-1)
20,000,000	0.400	11/10/10	20,000,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2010 S-K (NR/NR)
22,000,000	0.410	12/01/10	22,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2002 B (A-1/NR)
19,035,000	0.270	06/02/10	19,035,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B (A-1/NR)
28,200,000	0.270	06/02/10	28,200,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 C (A-1/NR)
7,160,000	0.260	06/02/10	7,160,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 D (A-1/NR)
14,700,000	0.260	06/02/10	14,700,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 J (A-1/NR)
78,485,000	0.270	06/02/10	78,485,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 L (A-1/NR)
9,900,000	0.270	06/02/10	9,900,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M (A-1/NR)
39,885,000	0.270	06/02/10	39,885,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2008 A (A-1/NR)
46,100,000	0.260	06/02/10	46,100,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-1 (A-1/NR)
72,200,000	0.260	06/02/10	72,200,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-2 (A-1/NR)
25,500,000	0.260	06/02/10	25,500,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-3 (F1)
20,800,000	0.260	06/02/10	20,800,000
California Statewide Communities Development Authority VRDN RB ROCS-RR-II R-1563 Series 2008 (BHAC) (Citibank N.A.) (A-1/NR)(a)
4,900,000	0.290	06/03/10	4,900,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
East Bay Municipal Utility District Water System CP Series 2010 (JPMorgan Chase & Co. LOC) (A-1+/P-1)
$14,000,000	0.370%	09/01/10	$14,000,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Series 2008 F (JPMorgan Chase Bank & Co. SPA) (A-1+/VMIG1)
200,000	0.260	06/02/10	200,000
Glendale California VRDN COPS for Police Building Project Series 2000 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
17,900,000	0.320	06/03/10	17,900,000
Long Beach City California GO TRANS Series 2009 (SP-1+/MIG1)
12,000,000	2.500	09/30/10	12,079,940
Los Angeles Community College District GO VRDN ROCS RR-II R-11607 Series 2008 (Citibank N.A.) (A-1/NR)(a)
4,500,000	0.290	06/03/10	4,500,000
Los Angeles Community College GO VRDN Putters Series 2008-3287 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
8,995,000	0.290	06/03/10	8,995,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA) (NR/VMIG1)
4,705,000	0.270	06/02/10	4,705,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA) (A-1+/NR)
2,340,000	0.240	06/03/10	2,340,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 A-1 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
18,000,000	0.280	06/01/10	18,000,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 C-4 (U.S. Bank N.A. LOC) (A-1+/VMIG1)
13,200,000	0.250	06/03/10	13,200,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Series 2009 C-1 (Sumitomo Mitsui Banking Corp. LOC) (NR/VMIG1)
12,000,000	0.260	06/03/10	12,000,000
Los Angeles County TRANS Series 2009 A (SP-1+/MIG1)
84,000,000	2.500	06/30/10	84,112,497
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-4 (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
3,000,000	0.220	06/03/10	3,000,000
Los Angeles Department of Water & Power VRDN RB ROCS-RR-II R-11555 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1/NR)(a)
2,695,000	0.290	06/03/10	2,695,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-5 (Bank of America N.A. SPA) (A-1+/VMIG1)
24,400,000	0.300	06/03/10	24,400,000
Los Angeles Wastewater System CP Series 2010 (Westdeutsche Landesbank AG, State Street Bank and Trust and California State Teachers Retirement System) (A-1+/P-1)
3,500,000	0.350	06/15/10	3,500,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11301 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
6,145,000	0.290	06/03/10	6,145,000
Newport Beach VRDN RB Refunding for Hoag Memorial Hospital Series 2008 C (A-1+/VMIG1)
5,100,000	0.230	06/02/10	5,100,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
Newport Beach VRDN RB ROCS RR-II R-11753 for Hoag Memorial Hospital Series 2009 (Citibank N.A.) (A-1/NR)(a)
$7,650,000	0.290%	06/03/10	$7,650,000
Riverside County Transportation Commission Sales Tax VRDN RB Limited Tax Series 2009 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
26,900,000	0.270	06/03/10	26,900,000
Sacramento California Suburban Water District VRDN COPS Refunding Series 2009 A (Sumitomo Mitsui Banking Corp. LOC) (A-1/VMIG1)
900,000	0.260	06/02/10	900,000
Sacramento Transportation Authority Sales Tax VRDN RB Ltd. Tax Measure Series 2009 A (Barclays Bank PLC) (A-1/NR)
9,650,000	0.260	06/03/10	9,650,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase & Co.) (A-1+/NR)(a)
3,335,000	0.290	06/03/10	3,335,000
San Diego County Water Authority CP Series 2010 (Bayerische Landesbank SPA) (A-1/NR)
8,000,000	0.320	06/02/10	8,000,000
10,600,000	0.380	06/07/10	10,600,000
8,950,000	0.350	06/15/10	8,950,000
San Diego County Water Authority VRDN COPS Putters Series 2008-2873 (ASSURED GTY) (JPMorgan Chase & Co.) (F1+)(a)
3,865,000	0.290	06/03/10	3,865,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-11251 Series 2007 (Citibank N.A.) (A-1/NR)(a)
8,275,000	0.290	06/03/10	8,275,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS-RR-II R-11285 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
4,745,000	0.290	06/03/10	4,745,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floaters Series 2010-3153 (Morgan Stanley & Co.) (A-1/NR)(a)
4,000,000	0.310	06/03/10	4,000,000
San Mateo County Community College District GO VRDN Floaters Series 2010-3166 (Morgan Stanley & Co.) (A-1/NR)(a)
2,500,000	0.290	06/03/10	2,500,000
University of California VRDN RB Floaters Certificates Series 2009-7C (Wells Fargo & Co. SPA) (NR/VMIG1)(a)
17,560,000	0.270	06/03/10	17,560,000
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank & Co. SPA) (NR/VMIG1)(a)
3,800,000	0.290	06/03/10	3,800,000
University of California VRDN RB ROCS-R-II R-11567 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1/NR)(a)
3,440,000	0.290	06/03/10	3,440,000
University of Southern California Educational Facilities Authority VRDN RB Eagle Series 2007-0064 Class A (Citibank N.A.) (A-1/NR)(a)
13,700,000	0.290	06/03/10	13,700,000
University of Southern California Educational Facilities Authority VRDN RB Floaters Trust Series 2009-11B Reg. D (Barclays Bank PLC) (A-1+/NR)(a)
2,740,000	0.260	06/03/10	2,740,000
University of Southern California Educational Facilities Authority VRDN RB Putters Series 2009-3342 (JPMorgan Chase & Co.) (NR/VMIG1)(a)
4,995,000	0.290	06/03/10	4,995,000
University of Southern California Educational Facilities Authority VRDN RB Putters Series 2009-3424 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
11,325,000	0.290	06/03/10	11,325,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
University of Southern California Educational Facilities Authority VRDN RB ROCS-RR-II R-11064 Series 2007 (Citibank N.A.) (A-1/NR)(a)
$11,735,000	0.290%	06/03/10	$11,735,000
Victor Valley Community College GO VRDN Floater Certificates Series 2009-34C (Wells Fargo & Co.) (F1+)(a)
3,600,000	0.270	06/03/10	3,600,000
Whittier Health Facility VRDN RB Presbyterian Intercommunity Series 2009 C (U.S. Bank N.A. LOC) (A-1+/VMIG1)
17,500,000	0.230	06/02/10	17,500,000

			1,063,314,437

Colorado — 3.7%
Colorado Educational & Cultural Facilities Authority VRDN RB Nature Conservancy Series 2003 A-TE Convertible (Bank of America N.A. SPA) (A-1/NR)
54,200,000	0.310	06/03/10	54,200,000
Colorado Health Facilities Authority VRDN RB for Adventist Health System-Sunbelt, Inc. Series 2004 B (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
8,500,000	0.300	06/03/10	8,500,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-1 (Bayerische Landesbank SPA) (NR/VMIG1)
28,560,000	0.280	06/02/10	28,560,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-2 (Bayerische Landesbank SPA) (NR/VMIG1)
2,575,000	0.320	06/02/10	2,575,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-3 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
15,000,000	0.300	06/02/10	15,000,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-6 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
33,800,000	0.270	06/02/10	33,800,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Health Systems Series 2003 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
3,030,000	0.270	06/02/10	3,030,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity of Leavenworth Health System Putters Series 2010-3702 (JPMorgan Chase & Co.) (A-1+/NR)(a)
7,000,000	0.290	06/03/10	7,000,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity of Leavenworth Health System Putters Series 2010-3714 (JPMorgan Chase & Co.) (A-1/NR)(a)
43,910,000	0.300	06/01/10	43,910,000
Colorado Regional Transportation District Municipal Trust Receipts VRDN RB Floater Series 2010-35B (AMBAC) (Barclays Bank PLC) (A-1+/NR)(a)
6,125,000	0.300	06/03/10	6,125,000
Colorado Springs Utilities Systems VRDN RB Subordinated Lien Improvement Series 2005 A (State Street Bank & Trust Co. SPA) (A-1+/VMIG1)
2,450,000	0.250	06/03/10	2,450,000
Colorado State General Fund Revenue GO TRANS Series 2009 A (SP-1+/MIG1)
160,500,000	2.000	06/25/10	160,663,199

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Colorado — (continued)
Denver GO VRDN Austin Trust Certificates Series 2008-1050 (Bank of America N.A. SPA) (A-1/NR)(a)
$7,500,000	0.290%	06/03/10	$7,500,000

			373,313,199

Connecticut — 1.3%
Connecticut State Health & Educational Facilities Authority Austin Trust Certificates VRDN RB Series 2008-1086 (Bank of America N.A. SPA) (A-1/NR)(a)
21,000,000	0.290	06/03/10	21,000,000
Connecticut State Health & Educational Facilities Authority for Yale University CP Series 2010 (A-1+/VMIG1)
15,100,000	0.360	08/19/10	15,100,000
Connecticut State Health & Educational Facilities Authority Municipal Trust Receipts VRDN RB for Yale University Floater Series 2010-30B (Barclays Bank PLC) (NR/VMIG1)(a)
4,500,000	0.260	06/03/10	4,500,000
Connecticut State Health & Educational Facilities Authority Municipal Trust Receipts VRDN RB for Yale University Floaters Series 2010-26B (Barclays Bank PLC) (NR/P-1)(a)
3,500,000	0.260	06/03/10	3,500,000
Connecticut State Health & Educational Facilities Authority Municipal Trust Receipts VRDN RB for Yale University Series 2010-23B (Barclays Bank PLC) (NR/VMIG1)(a)
4,500,000	0.260	06/03/10	4,500,000
Connecticut State Health & Educational Facilities Authority VRDN RB Eagle-7 Series 2005-3031 Class A (Citibank N.A.) (A-1/NR)(a)
15,000,000	0.290	06/03/10	15,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-3185Z (JPMorgan Chase & Co.) (NR/VMIG1)(a)
11,995,000	0.290	06/03/10	11,995,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University ROCS-RR-II R-10347 Series 2009 (Citibank N.A. SPA) (A-1+/NR)(a)
46,600,000	0.290	06/03/10	46,600,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2003 X-2 (A-1+/VMIG1)
800,000	0.200	06/03/10	800,000
Connecticut State Lehman Municipal Trust Receipts VRDN RB Floater TRS for Yale University Series 2008 K34W-Reg D (Citibank N.A. SPA) (NR/VMIG1)(a)
9,170,000	0.290	06/03/10	9,170,000

			132,165,000

Delaware — 0.5%
Delaware State Health & Educational Facilities Authority VRDN RB for the Nemours Foundation Project Series 2005 (Bank of America N.A.) (A-1/NR)
29,305,000	0.300	06/02/10	29,305,000
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services, Inc. Series 2008 B (A-1+/NR)
16,475,000	0.240	06/03/10	16,475,000

			45,780,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
District of Columbia — 1.3%
District of Columbia GO TANS Series 2009 (NR/MIG1)
$93,000,000	2.500%	09/30/10	$93,629,824
District of Columbia GO VRDN Refunding Series 2008 C1 RMKT (TD Bank N.A. LOC) (A-1+/VMIG1)
10,100,000	0.250	06/03/10	10,100,000
District of Columbia Income Tax Secured VRDN RB Refunding Series 2010 C (AAA/Aa1)
10,000,000	0.310	06/03/10	10,000,000
District of Columbia VRDN RB Putters Series 2009-3354 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
7,625,000	0.290	06/03/10	7,625,000
District of Columbia VRDN RB Putters Series 2009-3369 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
4,500,000	0.290	06/03/10	4,500,000
District of Columbia Water & Sewer Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,330,000	0.290	06/03/10	6,330,000

			132,184,824

Florida — 5.8%
Broward County Water & Sewer Utility Systems VRDN RB ROCS-RR-II R-11719 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
3,095,000	0.300	06/03/10	3,095,000
Florida State Board of Education Austin Trust Certificates GO VRDN Series 2008-1083 (Bank of America N.A. SPA) (A-1/NR)(a)
18,911,000	0.290	06/03/10	18,911,000
Florida State Board of Education GO Bonds Refunding for Capital Outlay Series 2009 D (AAA/Aa1)
7,000,000	2.500	06/01/10	7,000,000
Florida State Board of Education GO VRDN Putters Series 2008-2850 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
7,425,000	0.290	06/03/10	7,425,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11302 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
6,275,000	0.300	06/03/10	6,275,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11303 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
5,370,000	0.300	06/03/10	5,370,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11389 Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
4,570,000	0.300	06/03/10	4,570,000
Florida State Department of Environmental Protection VRDN RB Putters Series 2010-3701 (JPMorgan Chase & Co.) (A-1/NR)(a)
12,050,000	0.300	06/01/10	12,050,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2514 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
9,030,000	0.290	06/03/10	9,030,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
2,665,000	0.290	06/03/10	2,665,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System Series 2005 F RMKT (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
13,150,000	0.240	06/03/10	13,150,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Florida — (continued)
Highlands County Health Facilities Authority VRDN RB for Adventist Health System Series 2007 A-2 (A-1+/VMIG1)
$30,000,000	0.250%	06/03/10	$30,000,000
Jacksonville Austin Trust Certificates VRDN RB Mayo Foundation Series 2008-3015X (Bank of America N.A. SPA) (A-1/NR)(a)
5,500,000	0.290	06/03/10	5,500,000
Jacksonville Electric Authority CP Series 2000 A (Westdeutsche Landesbank AG SPA) (NR/VMIG1)
53,900,000	0.350	06/09/10	53,900,000
Jacksonville Electric Authority VRDN RB Series 2008 D (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
5,315,000	0.300	06/02/10	5,315,000
Jacksonville Electric Authority VRDN RB Series 2008-3 B-1 (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
7,155,000	0.270	06/02/10	7,155,000
Jacksonville Electric Authority VRDN RB Series 2008-3 B-2 (Bank of America N.A. SPA) (A-1/VMIG1)
12,520,000	0.270	06/02/10	12,520,000
Jacksonville Electric Authority VRDN RB Series 2008-3 C-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
12,000,000	0.270	06/03/10	12,000,000
Jacksonville Electric Authority VRDN RB Series 2008-3 D-2-A (State Street Bank & Trust Co. SPA) (A-1+/VMIG1)
23,500,000	0.260	06/02/10	23,500,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
28,175,000	0.600	06/02/10	28,175,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (Bank of New York SPA) (A-1+/VMIG1)
55,000,000	0.180	06/02/10	55,000,000
Jacksonville Transportation VRDN RB Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
77,235,000	0.300	06/03/10	77,235,000
Jacksonville Water & Sewer Systems VRDN RB Series 2008 A-2 (Banco Bilboa Vizcaya SPA) (A-1+/VMIG1)
52,825,000	0.600	06/02/10	52,825,000
Orange County Health Facilities Authority VRDN RB for Adventist Health System-Sunbelt, Inc. Series 1992 (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
6,050,000	0.240	06/03/10	6,050,000
Orange County Health Facilities Authority VRDN RB for the Nemours Foundation ROCS-RR-II-R 11809 Series 2009 (Citibank N.A) (A-1/NR)(a)
5,000,000	0.300	06/03/10	5,000,000
Orange County Health Facilities Authority VRDN RB for the Nemours Foundation Series 2009 C-1 (A-1+/NR)
21,305,000	0.200	06/03/10	21,305,000
Orange County Health Facilities Authority VRDN RB for the Nemours Foundation Series 2009 C-2 (A-1+/NR)
2,965,000	0.200	06/03/10	2,965,000
Orlando Utilities Commission System VRDN RB Floaters Series 2009-3023 (Morgan Stanley Municipal Products) (A-1/NR)(a)
5,875,000	0.290	06/03/10	5,875,000
Sarasota County Public Hospital District VRDN RB Refunding for Sarasota Memorial Hospital Series 2009 B (Bank of America N.A. LOC) (NR/VMIG1)
7,500,000	0.270	06/02/10	7,500,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Florida — (continued)
South Broward Hospital District Austin Trust Certificates VRDN RB Series 2008-1122 (Bank of America N.A. SPA) (A-1/NR)(a)
$7,200,000	0.290%	06/03/10	$7,200,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2007-1025 (Bank of America N.A. SPA) (A-1/NR)(a)
6,575,000	0.290	06/03/10	6,575,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2008-1117 (Bank of America N.A. SPA) (A-1/NR)(a)
4,245,000	0.290	06/03/10	4,245,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2007-2318 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
37,945,000	0.290	06/03/10	37,945,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2008-2473 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,115,000	0.290	06/03/10	3,115,000
Tallahassee Construction Utility System VRDN RB Putters Series 2008-2617 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
6,660,000	0.290	06/03/10	6,660,000
Tallahassee Construction Utility System VRDN RB ROCS-RR-II R-11306 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
6,760,000	0.300	06/03/10	6,760,000
Volusia County Health Facilities Authority VRDN RB for Adventist Health System Series 1994 A (JPMorgan Chase & Co. LOC) (A-1+/NR)
10,875,000	0.300	06/03/10	10,875,000

			584,736,000

Georgia — 2.1%
Appling County Development Authority VRDN PCRB Georgia Power Co. Plant Hatch Project Series 1997 (A-1/VMIG1)
17,600,000	0.270	06/01/10	17,600,000
Burke County Development Authority VRDN PCRB Georgia Power Plant Vogtle Series 1992 (A-1/VMIG1)
4,500,000	0.270	06/01/10	4,500,000
Cobb County Development Authority VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (NR/VMIG1)
6,100,000	0.300	06/01/10	6,100,000
Georgia State GO Bonds Series 2009 F (AAA/Aaa)
13,000,000	2.000	11/01/10	13,089,563
Georgia State GO Bonds Series 2009 G (AAA/Aaa)
22,935,000	2.000	11/01/10	23,093,010
Gwinnett County Public School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
8,870,000	0.290	06/03/10	8,870,000
Gwinnett County Water & Sewer Authority RB Series 2009 A (AAA/Aaa)
7,300,000	2.000	08/01/10	7,319,698
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB ROCS-RR-II R-11794 Series 2009 (Citibank N.A.) (A-1/NR)(a)
4,500,000	0.300	06/03/10	4,500,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 A (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (NR/VMIG1)
25,000,000	0.400	06/02/10	25,000,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 B (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (NR/VMIG1)
57,645,000	0.280	06/02/10	57,645,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Georgia — (continued)
Monroe County Development Authority VRDN PCRB for Scherer Project Series 1997 RMKT (NR/VMIG1)
$4,000,000	0.300%	06/01/10	$4,000,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 B RMKT (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
14,600,000	0.300	06/02/10	14,600,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 C RMKT (Bayerische Landesbank LOC) (NR/VMIG1)
9,000,000	0.320	06/02/10	9,000,000
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2008-2989 (JPMorgan Chase & Co.) (NR/VMIG1)(a)
3,545,000	0.290	06/03/10	3,545,000
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2009-3243 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
4,795,000	0.290	06/03/10	4,795,000
Private Colleges & Universities Facilities Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB for Emory University P-Floats-PT-4664 Series 2010 (Bank of America N.A.) (A-1/NR)
6,600,000	0.290	06/03/10	6,600,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2005 C-4 RMKT (A-1/VMIG1)
1,200,000	0.220	06/03/10	1,200,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
4,085,000	0.300	06/01/10	4,085,000

			215,542,271

Hawaii(a) — 0.0%
Hawaii State Municipal Trust Receipts GO VRDN Floater Series 2010-32B (Barclays Bank PLC) (NR/P-1)
3,000,000	0.300	06/03/10	3,000,000

Illinois — 1.7%
Chicago Board of Education GO VRDN Putters Series 2008-2997 (ASSURED GTY) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,115,000	0.340	06/03/10	3,115,000
Chicago Board of Education GO VRDN Refunding for Dedicated Revenues Series 2009 A-2 (Northern Trust Co. LOC) (A-1+/VMIG1)
5,000,000	0.300	06/03/10	5,000,000
Chicago GO VRDN Putters Series 2009-3420 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,300,000	0.290	06/03/10	6,300,000
Chicago GO VRDN Refunding Series 2007 F RMKT (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
14,950,000	0.700	06/01/10	14,950,000
Chicago Metropolitan Water Reclamation District GO VRDN Floaters Trust Series 2009-27B (Barclays Bank PLC) (NR/VMIG1)(a)
3,550,000	0.300	06/03/10	3,550,000
Chicago Metropolitan Water Reclamation District GO VRDN Putters Series 2009-3448 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
8,395,000	0.290	06/03/10	8,395,000
Chicago Metropolitan Water Reclamation District of Greater Chicago VRDN RB ROCS-RR-II R-11189 Series 2007 (Citigroup Global Markets SPA) (NR/VMIG1)(a)
4,995,000	0.290	06/03/10	4,995,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Illinois — (continued)
Chicago Water Authority VRDN RB Floaters Certificates Series 2008-60C (ASSURED GTY) (Wells Fargo & Co. SPA) (F1+)(a)
$17,870,000	0.280%	06/03/10	$17,870,000
Chicago Waterworks VRDN RB Second Lien Series 1999 Subseries 2000-2 RMKT (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
40,700,000	0.300	06/01/10	40,700,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-3 (UBS AG SPA) (A-1/VMIG1)
3,485,000	0.250	06/03/10	3,485,000
Illinois Finance Authority VRDN RB for Southern Healthcare Series 2008 (Bank of Nova Scotia LOC) (A-1+/NR)
4,545,000	0.200	06/02/10	4,545,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B (A-1+/VMIG1)
10,000,000	0.200	06/03/10	10,000,000
Illinois Health Facilities Authority VRDN RB for Northwestern Memorial Hospital Series 2002 C (Northern Trust Co. SPA) (A-1+/VMIG1)
27,400,000	0.280	06/01/10	27,400,000
Illinois State Toll Highway Authority VRDN RB Putters Series 2009-3336 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
5,330,000	0.290	06/03/10	5,330,000
University of Chicago VRDN RB Austin Trust Certificates Series 2009-1205 (Bank of America N.A. SPA) (A-1/NR)(a)
4,165,000	0.290	06/03/10	4,165,000
University of Chicago VRDN RB Putters Series 2009-3288Z (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,000,000	0.290	06/03/10	3,000,000
University of Illinois VRDN RB Auxiliary Facilities System Putters Series 2009-3348 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
8,995,000	0.290	06/03/10	8,995,000

			171,795,000

Indiana — 2.4%
Indiana Bond Bank VRDN RB Special Program Gas Revenue Putters Series 2008-2882 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
13,835,000	0.290	06/03/10	13,835,000
Indiana Health & Educational Facilities Financing Authority VRDN RB Ascension Health ROCS-RR-II R-11160 Series 2007 (Citibank N.A.) (A-1/NR)(a)
12,285,000	0.300	06/03/10	12,285,000
Indiana State Finance Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4659 for Sisters of St. Francis Health Series 2009 (Bank of America N.A) (F1+)(a)
5,000,000	0.290	06/03/10	5,000,000
Indiana State Finance Authority VRDN RB Floater Trust Series 2009-40B (Barclays Bank PLC) (NR/VMIG1)(a)
6,995,000	0.300	06/03/10	6,995,000
Indiana State Finance Authority VRDN RB Floaters Series 2007-1885 (Wells Fargo Bank N.A. SPA) (A-1+/NR)(a)
12,945,000	0.290	06/03/10	12,945,000
Indiana State Finance Authority VRDN RB for Trinity Health Putters Series 2009-3611 (JPMorgan Chase & Co.) (A-1+/NR)(a)
18,485,000	0.290	06/03/10	18,485,000
Indiana State Finance Authority VRDN RB for Trinity Health Putters Series 2010-3464 (JPMorgan Chase & Co.) (A-1+/NR)(a)
7,000,000	0.290	06/03/10	7,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Indiana — (continued)
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-2 RMKT (Barclays Bank PLC SPA) (A-1+/VMIG1)
$70,000,000	0.280%	06/03/10	$70,000,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-3 RMKT (Barclays Bank PLC SPA) (A-1+/VMIG1)
28,500,000	0.280	06/03/10	28,500,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2008 A-2 RMKT (A-1+/VMIG1)
38,000,000	0.230	06/03/10	38,000,000
Indiana State Health System Finance Authority VRDN RB for Sisters of St. Francis Health Series 2008 G (Bank of New York LOC) (NR/VMIG1)
9,000,000	0.250	06/03/10	9,000,000
University of Indiana VRDN RB Floater Certificates Series 2009-45C (Wells Fargo & Co. SPA) (NR/VMIG1)(a)
20,455,000	0.280	06/03/10	20,455,000

			242,500,000

Kansas — 1.0%
Kansas State Development Finance Authority VRDN RB Sisters of Charity Series 2006 D (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
28,500,000	0.290	06/01/10	28,500,000
Kansas State DOT Highway VRDN RB Putters Series 2008-2969 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,840,000	0.290	06/03/10	3,840,000
Kansas State DOT Highway VRDN RB Refunding Series 2002 C-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
10,000,000	0.220	06/03/10	10,000,000
Kansas State DOT Highway VRDN RB Refunding Series 2002 C-2 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
9,350,000	0.220	06/03/10	9,350,000
Kansas State DOT Highway VRDN RB Series 2004 C-3 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
8,000,000	0.250	06/02/10	8,000,000
Kansas State DOT Highway VRDN RB Series 2008 A-1 (Wachovia Bank N.A. SPA) (NR/VMIG1)
7,700,000	0.220	06/03/10	7,700,000
Olathe GO Temporary Notes Series 2010 A (AA+/MIG1)
31,455,000	1.500	06/01/11	31,798,812

			99,188,812

Kentucky — 1.7%
Kentucky Public Energy Authority Gas Supply VRDN RB Series 2006 A (BP Corp. North SPA) (A-1+/VMIG1)
166,500,000	0.750	06/03/10	166,500,000

Louisiana — 0.1%
Louisiana State Gas & Fuels Tax VRDN RB Second Lien Series 2009 A-1 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
10,000,000	0.540	06/03/10	10,000,000

Maine(a) — 0.1%
Maine Health & Higher Educational Facilities Authority VRDN RB for Bowdoin College Putters Series 2009-3461 (JPMorgan Chase & Co.) (NR/VMIG1)
6,955,000	0.290	06/03/10	6,955,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Maryland — 0.3%
Maryland Health & Higher Education for John Hopkins University CP Series 2010 B (Wachovia Bank N.A. SPA) (A-1/P-1)
$3,630,000	0.380%	07/01/10	$3,630,000
18,370,000	0.380	07/12/10	18,370,000
Maryland State Austin Trust Certificates GO VRDN Series 2008-1194 (Bank of America N.A.) (A-1/NR)(a)
4,875,000	0.290	06/03/10	4,875,000

			26,875,000

Massachusetts — 4.5%
Massachusetts Bay Transportation Authority CP Series 2010 A (Banco Bilbao Vizcaya SPA) (P-1)
28,000,000	0.350	06/15/10	28,000,000
11,500,000	0.360	06/15/10	11,500,000
Massachusetts Bay Transportation Authority Sales Tax Austin Trust Certificates VRDN RB Series 2008-1111 (Bank of America N.A. SPA) (A-1/NR)(a)
5,000,000	0.290	06/03/10	5,000,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
9,720,000	0.290	06/03/10	9,720,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Senior Series 2008 A-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
700,000	0.300	06/02/10	700,000
Massachusetts State Austin Trust Certificates GO VRDN Series 2008-1203 (Bank of America N.A. SPA) (A-1/NR)(a)
9,500,000	0.290	06/03/10	9,500,000
Massachusetts State Austin Trust Certificates VRDN RB for Partners Healthcare Series 2008-1056 (Bank of America N.A. SPA) (A-1/NR)(a)
3,310,000	0.290	06/03/10	3,310,000
Massachusetts State Development Finance Agency VRDN RB Smith College Series 2007 (Morgan Stanley SPA) (A-1/VMIG1)
5,410,000	0.300	06/03/10	5,410,000
Massachusetts State DOT Metropolitan Highway System VRDN RB Contract Assistance Series 2010 A-4 (GO of Commonwealth) (Barclays Bank PLC SPA) (A-1+/VMIG1)
11,000,000	0.250	06/02/10	11,000,000
Massachusetts State GO RANS Series 2009 C (SP-1+/MIG1)
139,000,000	2.500	06/24/10	139,188,136
Massachusetts State GO VRDN Putters Series 2010-3699 (AMBAC) (JPMorgan Chase & Co.) (A-1+/NR)(a)
4,100,000	0.320	06/03/10	4,100,000
Massachusetts State GO VRDN Series 2010 A (AA/Aa2)
74,000,000	0.290	06/03/10	74,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Amherst College Series 1996 F (A-1+/VMIG1)
7,000,000	0.210	06/03/10	7,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Amherst College Series 2005 I (A-1+/VMIG1)
12,210,000	0.210	06/03/10	12,210,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Putters Series 2008-3104 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,040,000	0.290	06/03/10	3,040,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Massachusetts — (continued)
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University ROCS-RR-II R-11514 Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
$5,390,000	0.290%	06/03/10	$5,390,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Massachusetts Institute of Technology ROCS-RR-II-11824 Series 2010 (Citibank N.A.) (A-1/NR)(a)
2,665,000	0.290	06/03/10	2,665,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2009 I-1 (A-1+/VMIG1)
28,800,000	0.250	06/03/10	28,800,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2009 I-2 (U.S. Bank N.A. SPA) (A-1+/VMIG1)
5,000,000	0.210	06/03/10	5,000,000
Massachusetts State Water Resources Authority CP Series 2010 S-94 (Bayerische Landesbank LOC) (A-1/NR)
38,900,000	0.400	07/14/10	38,900,000
Massachusetts State Water Resources Authority VRDN RB Putters Series 2008-2848 (ASSURED GTY) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
5,345,000	0.290	06/03/10	5,345,000
Massachusetts State Water Resources Authority VRDN RB Refunding General Series 2008 E (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
39,840,000	0.200	06/03/10	39,840,000

			449,618,136

Michigan — 0.8%
Kent Hospital Finance Authority VRDN RB Refunding Spectrum Health Series 2008 B-3 (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
8,000,000	0.240	06/02/10	8,000,000
Michigan Municipal Bond Authority VRDN RB ROCS-RR-II R-11254 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
3,800,000	0.290	06/03/10	3,800,000
Michigan State Hospital Finance Authority VRDN RB for Trinity Health Credit Series 2005 E (A-1+/VMIG1)
9,875,000	0.250	06/03/10	9,875,000
Michigan State Hospital Finance Authority VRDN RB for Trinity Health Putters Series 2008-2976 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
5,110,000	0.290	06/03/10	5,110,000
Michigan State University VRDN RB General Series 2005 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
34,175,000	0.280	06/02/10	34,175,000
Michigan State University VRDN RB Refunding General Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
6,440,000	0.280	06/02/10	6,440,000
University of Michigan VRDN RB Hospital Series 2007 B (A-1+/VMIG1)
12,185,000	0.250	06/03/10	12,185,000
University of Michigan VRDN RB Medical Services Plan Series 2006 A (A-1+/VMIG1)
2,900,000	0.200	06/02/10	2,900,000

			82,485,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Minnesota — 2.3%
Hennepin County GO VRDN Series 2005 A (State Street Bank and Trust Co. SPA) (A-1+/VMIG1)
$7,495,000	0.240%	06/03/10	$7,495,000
Minneapolis VRDN RB University Gateway Project Series 2009 (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
5,500,000	0.270	06/03/10	5,500,000
Minnesota State Higher Education Facilities Authority VRDN RB for Carleton College Series 2005 6-D (Wells Fargo Bank N.A. SPA) (NR/VMIG1)
14,765,000	0.200	06/03/10	14,765,000
Rochester GO VRDN Wastewater Series 2007 B (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
11,200,000	0.260	06/03/10	11,200,000
Rochester Health Care Facilities Mayo Foundation CP Series 2010 B (U.S. Bank N.A. SPA) (SP1+/NR)
22,500,000	0.300	06/10/10	22,500,000
Rochester Health Care Facilities Mayo Foundation CP Series 2010-01A (Wachovia Bank N.A. SPA) (A-1/VMIG1)
31,400,000	0.380	08/11/10	31,400,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2002-08C RMKT (Bank of America N.A. SPA) (A-1/VMIG1)
23,510,000	0.320	06/02/10	23,510,000
University of Minnesota VRDN RB Refunding Series 2008 A RMKT (University of Minnesota SPA) (A-1+/VMIG1)
25,250,000	0.290	06/02/10	25,250,000
University of Minnesota VRDN RB Series 1999 A RMKT (U.S. Bank N.A. SPA) (A-1+/VMIG1)
64,390,000	0.300	06/02/10	64,390,000
University of Minnesota VRDN RB Series 2001 C (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
23,950,000	0.300	06/02/10	23,950,000

			229,960,000

Mississippi — 0.0%
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 D (A-1+/VMIG1)
5,000,000	0.250	06/01/10	5,000,000

Missouri — 1.3%
Kansas City Special Obligation VRDN RB Refunding for H. Roe Bartle Series 2008 E (Bank of America N.A. LOC) (A-1/VMIG1)
30,875,000	0.290	06/02/10	30,875,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Series 2005 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
43,400,000	0.280	06/01/10	43,400,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 A (U.S. Bank N.A. SPA) (A-1+/VMIG1)
15,200,000	0.190	06/03/10	15,200,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
10,000,000	0.250	06/03/10	10,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Missouri — (continued)
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-5 RMKT (U.S. Bank N.A. SPA) (A-1+/NR)
$10,550,000	0.260%	06/02/10	$10,550,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3546 (JPMorgan Chase Bank & Co.) (A-1+/NR)(a)
10,000,000	0.290	06/03/10	10,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3604 (JPMorgan Chase & Co.) (A-1+/NR)(a)
4,910,000	0.290	06/01/10	4,910,000
Missouri State Health & Educational Facilities Authority VRDN RB Putters Series 2008-2587 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
7,955,000	0.290	06/03/10	7,955,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Sisters of Mercy Health System Series 2008 A (Bank of America N.A. SPA) (A-1/VMIG1)
575,000	0.280	06/01/10	575,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Sisters of Mercy Health System Series 2008 B (Bank of America N.A SPA) (A-1/VMIG1)
450,000	0.280	06/01/10	450,000

			133,915,000

Montana — 0.3%
Montana Facilities Finance Authority VRDN RB for Sisters of Charity Health Systems Series 2003 (Bank of Montreal SPA) (A-1+/VMIG1)
31,110,000	0.300	06/02/10	31,110,000

Nebraska — 1.8%
American Public Energy Agency Gas Supply VRDN RB for National Public Gas Agency Project Series 2003 A (BP Corp. North America SPA) (A-1+/VMIG1)
111,350,000	0.500	06/03/10	111,350,000
American Public Energy Agency Gas Supply VRDN RB for National Public Gas Agency Project Series 2003 B (BP Corp. North America SPA) (A-1+/VMIG1)
59,314,000	0.250	06/03/10	59,314,000
Omaha Public Power District Electric VRDN RB ROCS-RR-II R-11291 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
8,540,000	0.300	06/03/10	8,540,000

			179,204,000

Nevada — 0.7%
Clark County GO VRDN Austin Trust Certificates Series 2008-1171 (Bank of America N.A. SPA) (A-1/NR)(a)
3,600,000	0.290	06/03/10	3,600,000
Clark County GO VRDN Putters Series 2009-3366 Z (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,080,000	0.290	06/03/10	6,080,000
Clark County GO VRDN ROCS-RR-II R-11836 Series 2010 (Citibank N.A.) (A-1/NR)(a)
3,000,000	0.290	06/03/10	3,000,000
Clark County GO VRDN ROCS-RR-II-R-11245WF Series 2007 (AMBAC) (Wells Fargo Bank N.A. SPA) (A-1+/NR)(a)
5,810,000	0.290	06/03/10	5,810,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Nevada — (continued)
Clark County School District GO VRDN ROCS-RR-II R-11297 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
$8,720,000	0.300%	06/03/10	$8,720,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3488Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
6,305,000	0.290	06/03/10	6,305,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3489Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
5,300,000	0.290	06/03/10	5,300,000
Las Vegas Valley Water District CP Series 2010 (BNP Paribas SPA) (A-1+/P-1)
9,000,000	0.350	06/01/10	9,000,000
Nevada State GO Bonds Refunding for Capital Improvement Series 2005 A (AA+/Aa1)
8,600,000	5.000	02/01/11	8,864,058
Nevada State GO VRDN Series 2009-3421 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
9,115,000	0.290	06/03/10	9,115,000

			65,794,058

New Jersey — 0.7%
New Jersey State TRANS Series 2009 (SP-1+/MIG1)
70,000,000	2.500	06/24/10	70,087,022

New Mexico — 0.9%
New Mexico Municipal Energy Acquisition Authority Gas Supply VRDN RB Series 2009 (Royal Bank of Canada SPA) (NR/VMIG1)
32,500,000	0.270	06/03/10	32,500,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2002 C (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
36,540,000	0.300	06/02/10	36,540,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2003 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
25,265,000	0.300	06/02/10	25,265,000

			94,305,000

New York — 14.5%
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (NR/VMIG1)
41,400,000	0.350	06/02/10	41,400,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2A (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
39,575,000	0.330	06/02/10	39,575,000
Nassau County GO TANS Series 2009 A (SP-1+/MIG1)
60,000,000	1.500	09/15/10	60,201,207
New York City Austin Trust Certificates GO VRDN Series 2008-1064 (Bank of America N.A. SPA) (A-1/NR)(a)
9,160,000	0.290	06/03/10	9,160,000
New York City Austin Trust Certificates VRDN RB for Museum of Modern Art VRDN RB Series 2008-3316 (Bank of America N.A. SPA) (A-1/NR)(a)
7,815,000	0.290	06/03/10	7,815,000
New York City GO VRDN Fiscal Series 2008 Subseries D-4 (Calyon Bank SPA) (A-1+/VMIG1)
8,000,000	0.240	06/03/10	8,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City GO VRDN Floaters Series 2009-3000 (Morgan Stanley Municipal Products) (A-1/NR)(a)
$15,000,000	0.290%	06/03/10	$15,000,000
New York City GO VRDN Floaters Series 2010-3178 (Morgan Stanley & Co.) (A-1/NR)(a)
3,000,000	0.310	06/03/10	3,000,000
New York City GO VRDN Putters Series 2008-2951 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
4,465,000	0.290	06/03/10	4,465,000
New York City GO VRDN Putters Series 2008-3006 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,660,000	0.290	06/03/10	6,660,000
New York City GO VRDN Putters Series 2008-3181 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,660,000	0.290	06/03/10	6,660,000
New York City GO VRDN Putters Series 2008-3282 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,350,000	0.290	06/03/10	3,350,000
New York City GO VRDN Putters Series 2009-3457 (JPMorgan Chase & Co.) (A-1+/NR)(a)
4,245,000	0.290	06/03/10	4,245,000
New York City GO VRDN ROCS-RR-II R-11464 Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
5,145,000	0.300	06/03/10	5,145,000
New York City GO VRDN ROCS-RR-II R-11515 Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
5,940,000	0.300	06/03/10	5,940,000
New York City GO VRDN ROCS-RR-II R-11668 Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
35,695,000	0.300	06/03/10	35,695,000
New York City GO VRDN ROCS-RR-II R-11747 Series 2009 (Citibank N.A.) (A-1/NR)(a)
20,525,000	0.300	06/03/10	20,525,000
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank LOC) (NR/VMIG1)
21,800,000	0.280	06/01/10	21,800,000
New York City GO VRDN Series 1993 Subseries E-3 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
14,200,000	0.270	06/01/10	14,200,000
New York City GO VRDN Series 1994 Subseries B-9 RMKT (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
7,000,000	0.250	06/02/10	7,000,000
New York City GO VRDN Series 1996 Subseries J-2 RMKT (Westdeutsche Landesbank AG LOC) (NR/VMIG1)
58,100,000	0.300	06/02/10	58,100,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC) (NR/VMIG1)
4,810,000	0.290	06/02/10	4,810,000
New York City GO VRDN Series 2003 Subseries A-3 (BNP Paribas LOC) (A-1+/VMIG1)
23,975,000	0.250	06/02/10	23,975,000
New York City GO VRDN Series 2005 Subseries F-4 (Royal Bank of Scotland LOC) (A-1+/VMIG1)
1,860,000	0.280	06/03/10	1,860,000
New York City GO VRDN Series 2008 Subseries L-4 (U.S. Bank N.A. LOC) (A-1+/VMIG1)
4,700,000	0.310	06/01/10	4,700,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA) (A-1+/NR)
$35,000,000	0.250%	06/02/10	$35,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (A-1+/NR)
25,900,000	0.250	06/02/10	25,900,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2007-1038 (Bank of America N.A. SPA) (A-1/NR)(a)
12,432,000	0.290	06/03/10	12,432,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2008-1192 (Bank of America N.A. SPA) (A-1/NR)(a)
2,750,000	0.290	06/03/10	2,750,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2008-3306 (Bank of America N.A. SPA) (A-1/NR)(a)
5,000,000	0.290	06/03/10	5,000,000
New York City Municipal Water Finance Authority CP Series 2010-5A (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1+/P-1)
8,000,000	0.380	08/04/10	8,000,000
New York City Municipal Water Finance Authority Municipal Trust Receipts VRDN RB Floater Series 2010-29W (Barclays Bank PLC) (NR/VMIG1)(a)
4,600,000	0.260	06/03/10	4,600,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2008-3092 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
13,405,000	0.290	06/03/10	13,405,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2008-3231Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
3,000,000	0.290	06/01/10	3,000,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3384 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,750,000	0.290	06/03/10	3,750,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3477 (JPMorgan Chase & Co.) (A-1+/NR)(a)
3,795,000	0.290	06/03/10	3,795,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3561 (JPMorgan Chase & Co.) (A-1+/NR)(a)
5,500,000	0.290	06/03/10	5,500,000
New York City Municipal Water Finance Authority VRDN RB ROCS-RR-II R-11556 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1/NR)(a)
4,365,000	0.300	06/03/10	4,365,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Eagle Series 2006-0074 Class A (Citibank N.A.) (A-1/NR)(a)
7,045,000	0.300	06/03/10	7,045,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3038Z (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,045,000	0.290	06/03/10	6,045,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB ROCS-RR-II R-406 Series 2005 (Citibank N.A. SPA) (A-1/NR)(a)
4,000,000	0.300	06/03/10	4,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Second General Series 2009 CC (Barclays Bank PLC SPA) (A-1+/VMIG1)
$2,900,000	0.260%	06/03/10	$2,900,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB ROCS-RR-II R-10381 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
11,000,000	0.300	06/03/10	11,000,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB ROCS-RR-II R-9301 Series 2008 (Citigroup Financial Products SPA) (A-1+/NR)(a)
5,440,000	0.290	06/03/10	5,440,000
New York City Putters Series 2008-2948 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
12,565,000	0.290	06/03/10	12,565,000
New York City Putters Series 2008-2950 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,115,000	0.290	06/03/10	6,115,000
New York City Transitional Finance Authority Austin Trust Certificates VRDN RB Series 2008-1190 (Bank of America N.A. SPA) (A-1/NR)(a)
3,170,000	0.290	06/03/10	3,170,000
New York City Transitional Finance Authority VRDN RB Eagle Series 2007-0019 Class A (Citibank N.A. SPA) (A-1/NR)(a)
7,865,000	0.300	06/03/10	7,865,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-1 (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
79,150,000	0.360	06/02/10	79,150,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
39,845,000	0.250	06/02/10	39,845,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2010 Subseries F-5 (Sumitomo Mitsui Banking Corp. LOC) (A-1/VMIG1)
12,500,000	0.230	06/02/10	12,500,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1B (Societe Generale) (A-1/VMIG1)
11,760,000	0.260	06/02/10	11,760,000
New York City Transitional Finance Authority VRDN RB ROCS-RR-II R-10344 Series 2009 (Citibank N.A.) (A-1/NR)(a)
6,240,000	0.290	06/03/10	6,240,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B3 (Wells Fargo Bank N.A. SPA) (A-1/VMIG1)
5,000,000	0.220	06/03/10	5,000,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2009-3502 (JPMorgan Chase Bank & Co.) (A-1+/NR)(a)
3,700,000	0.320	06/03/10	3,700,000
New York State Dormitory Authority Austin Trust Certificates VRDN RB Series 2008-1195 (Bank of America N.A. SPA) (A-1/NR)(a)
15,900,000	0.290	06/03/10	15,900,000
New York State Dormitory Authority Personal Income Tax Secondary Issues VRDN RB Eagle Series 2006-0047 Class A (Citibank N.A.) (A-1/NR)(a)
20,700,000	0.300	06/03/10	20,700,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Dormitory Authority Personal Income Tax Secondary Issues VRDN RB Eagle Series 2006-0164 Class A (Citibank N.A.) (A-1/NR)(a)
$10,060,000	0.310%	06/03/10	$10,060,000
New York State Dormitory Authority Personal Income Tax Secondary Issues VRDN RB ROCS-RR-II-R-11777 Series 2009 (Citibank N.A.) (A-1/NR)(a)
4,000,000	0.300	06/03/10	4,000,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2008-3280 (JPMorgan Chase & Co.) (A-1+/NR)(a)
5,000,000	0.290	06/03/10	5,000,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2009-3397 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
10,540,000	0.290	06/03/10	10,540,000
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2006-0138 (Citibank N.A. SPA) (A-1/NR)(a)
18,000,000	0.300	06/03/10	18,000,000
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2007-0096 Class A (Citibank N.A.) (A-1/NR)(a)
7,000,000	0.300	06/03/10	7,000,000
New York State Dormitory Authority Secondary Issues VRDN RB for Columbia University Trust Receipts Series 2006-K1 Reg. D (Citibank N.A.) (NR/VMIG1)(a)
7,900,000	0.290	06/03/10	7,900,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS RR II R-11535 Series 2008 (Citibank N.A.) (A-1/NR)(a)
2,770,000	0.290	06/03/10	2,770,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11722 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
5,735,000	0.290	06/03/10	5,735,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11814 Series 2009 (Citibank N.A.) (A-1/NR)(a)
7,500,000	0.300	06/03/10	7,500,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-12121 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
8,260,000	0.300	06/03/10	8,260,000
New York State Dormitory Authority VRDN RB Floater Certificates for New York University Series 2009-91C (Wells Fargo Bank N.A.) (F1+)(a)
11,000,000	0.280	06/03/10	11,000,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3201 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,000,000	0.290	06/03/10	3,000,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Putters Series 2008-3171 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
25,405,000	0.290	06/03/10	25,405,000
New York State Dormitory Authority VRDN RB for Mental Health Services Series 2003 Subseries D 2E (BNP Paribas SPA) (A-1+/NR)
4,955,000	0.250	06/03/10	4,955,000
New York State Dormitory Authority VRDN RB for New York University Putters Series 2008-3233Z (JPMorgan Chase & Co.) (NR/VMIG1)(a)
8,770,000	0.290	06/03/10	8,770,000
New York State Dormitory Authority VRDN RB Putters for New York University Series 2009-3607 (JPMorgan Chase & Co.) (A-1+/NR)(a)
6,800,000	0.290	06/03/10	6,800,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Dormitory Authority VRDN RB Putters for Rockefeller University Series 2009-3320 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
$10,915,000	0.290%	06/03/10	$10,915,000
New York State Dormitory Authority VRDN RB Putters Series 2008-3209 (JPMorgan Chase & Co. SPA) (A-1+/NR)
3,400,000	0.290	06/03/10	3,400,000
New York State Dormitory Authority VRDN RB Putters Series 2009-3518 (JPMorgan Chase & Co.) (A-1+/NR)(a)
3,840,000	0.290	06/03/10	3,840,000
New York State Dormitory Authority VRDN RB Putters Series 2010-3698Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
4,000,000	0.290	06/03/10	4,000,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 2007-1861 (Wells Fargo Bank) (A-1/NR)(a)
5,315,000	0.290	06/03/10	5,315,000
New York State Dormitory Authority VRDN RB Vassar College Putters Series 2008-3204 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
4,635,000	0.290	06/03/10	4,635,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Putters Series 2008-2870 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,620,000	0.290	06/03/10	3,620,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Putters Series 2008-3195Z (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
18,395,000	0.290	06/01/10	18,395,000
New York State GO VRDN Putters Series 2009-3346 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,560,000	0.290	06/03/10	3,560,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 B (BNP Paribas LOC) (A-1+/NR)
15,100,000	0.300	06/02/10	15,100,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 E (BNP Paribas LOC) (A-1+/NR)
1,600,000	0.250	06/02/10	1,600,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 G (Westdeutsche Landesbank AG LOC) (A-1+/NR)
40,800,000	0.300	06/02/10	40,800,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thueringen LOC) (A-1+/NR)
26,300,000	0.300	06/02/10	26,300,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT (FNMA) (NR/VMIG1)
27,790,000	0.260	06/02/10	27,790,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA) (NR/VMIG1)
13,500,000	0.250	06/02/10	13,500,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA) (NR/VMIG1)
28,800,000	0.250	06/02/10	28,800,000
New York State Local Government Assistance Corp. Austin Trust Certificates VRDN RB Series 2008-3506 (ASSURED GTY) (Bank of America N.A.) (A-1/NR)(a)
3,710,000	0.290	06/03/10	3,710,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (NR/VMIG1)
$137,125,000	0.300%	06/02/10	$137,125,000
New York State Local Government Assistance Corp. VRDN RB Series 1994 B (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (NR/VMIG1)
8,395,000	0.350	06/02/10	8,395,000
New York State Urban Development Corp. Personal Income Tax VRDN RB Floater Trust Series 2009 6W-Reg. D (Barclays Bank PLC) (A-1+/NR)(a)
2,000,000	0.260	06/03/10	2,000,000
Port Authority of New York & New Jersey VRDN RB Putters Series 2008-3094 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
11,660,000	0.290	06/03/10	11,660,000
Port Authority of New York & New Jersey VRDN RB Putters Series 2008-3095 (JPMorgan Chase & Co.) (NR/VMIG1)(a)
3,900,000	0.290	06/03/10	3,900,000
Port Authority of New York & New Jersey VRDN RB ROCS-RR-II R-664 Series 2006 (Citibank N.A.) (F1+)(a)
1,200,000	0.300	06/03/10	1,200,000
Suffolk County GO TANS Series 2009 (SP-1+/MIG1)
84,500,000	2.000	08/12/10	84,776,261
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1184 (Bank of America N.A. SPA) (A-1+/NR)(a)
4,600,000	0.290	06/03/10	4,600,000
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1188 (Bank of America N.A. SPA) (A-1/NR)(a)
3,000,000	0.290	06/03/10	3,000,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3063 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
9,995,000	0.290	06/03/10	9,995,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3093 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
5,635,000	0.290	06/03/10	5,635,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2010-3685 (GO of Authority) (JPMorgan Chase & Co.) (F1+)(a)
2,000,000	0.290	06/03/10	2,000,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 (Bank of America N.A. SPA) (A-1/VMIG1)
14,495,000	0.300	06/03/10	14,495,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-4 (Landesbank Baden-Wurttemberg SPA) (NR/VMIG1)
2,990,000	0.280	06/03/10	2,990,000
Triborough Bridge & Tunnel Authority VRDN RB ROCS-RR-II R-11665 Series 2008 (Citibank N.A.) (NR/VMIG1)(a)
5,000,000	0.300	06/03/10	5,000,000

			1,460,464,468

North Carolina — 5.6%
Buncombe County Metropolitan Sewer District Systems VRDN RB Refunding Series 2008 B (Bank of America N.A. SPA) (A-1/NR)
21,345,000	0.300	06/03/10	21,345,000
Cary GO VRDN Public Improvement Series 2006 (Bank of New York SPA) (A-1+/VMIG1)
5,215,000	0.260	06/02/10	5,215,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
North Carolina — (continued)
Charlotte Douglas International Airport VRDN RB Refunding Series 2008 D (Bank of America N.A. LOC) (A-1/VMIG1)
$5,375,000	0.300%	06/02/10	$5,375,000
Charlotte VRDN COPS Transit Projects Series 2004 B (Bank of America N.A. SPA) (A-1/VMIG1)
13,585,000	0.290	06/02/10	13,585,000
Charlotte Water & Sewer Systems VRDN RB Putters Series 2009-3443 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
5,990,000	0.290	06/03/10	5,990,000
Charlotte Water & Sewer Systems VRDN RB Putters Series 2010-3643 (JPMorgan Chase & Co.) (A-1+/NR)(a)
5,330,000	0.290	06/03/10	5,330,000
Charlotte Water & Sewer Systems VRDN RB Refunding Series 2002 C (Bank of America N.A. SPA) (A-1/VMIG1)
14,020,000	0.290	06/03/10	14,020,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems VRDN RB for Carolinas Healthcare Series 2007 G (ASSURED GTY) (Bank of America N.A. LOC) (A-1/VMIG1)
18,000,000	0.270	06/03/10	18,000,000
Durham GO VRDN Public Improvement Series 1993 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
6,350,000	0.300	06/03/10	6,350,000
East Carolina University VRDN RB Series 2004 (Wachovia Bank N.A. SPA) (NR/VMIG1)
8,945,000	0.270	06/03/10	8,945,000
Forsyth County GO VRDN Series 2004 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
8,050,000	0.270	06/03/10	8,050,000
Forsyth County GO VRDN Series 2004 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
5,685,000	0.270	06/03/10	5,685,000
Greensboro Enterprise System VRDN RB Series 1998 B (Bank of America N.A. SPA) (A-1/VMIG1)
2,110,000	0.300	06/02/10	2,110,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA) (A-1/VMIG1)
11,970,000	0.300	06/03/10	11,970,000
Greensboro GO VRDN Public Improvement Series 2003 B (Bank of America N.A. SPA) (A-1/VMIG1)
1,185,000	0.300	06/02/10	1,185,000
Greensboro GO VRDN Public Improvement Series 2008 B (Bank of America N.A. SPA) (A-1/VMIG1)
8,250,000	0.300	06/03/10	8,250,000
Guilford County GO VRDN Series 2004 C (Bank of America N.A. SPA) (NR/VMIG1)
29,650,000	0.280	06/02/10	29,650,000
Guilford County GO VRDN Series 2005 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
1,930,000	0.250	06/03/10	1,930,000
Guilford County GO VRDN Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
1,850,000	0.250	06/03/10	1,850,000
Mecklenburg County GO VRDN for Public Improvement Series 2000 C (Bank of America N.A. SPA) (A-1+/VMIG1)
1,500,000	0.290	06/02/10	1,500,000
Mecklenburg County GO VRDN Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
9,280,000	0.300	06/02/10	9,280,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
North Carolina — (continued)
Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$2,260,000	0.270%	06/03/10	$2,260,000
Mecklenburg County GO VRDN Series 2006 A (A-1+/VMIG1)
21,670,000	0.270	06/03/10	21,670,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2005-0060 Class A (Citibank N.A. SPA) (A-1/NR)(a)
15,600,000	0.300	06/03/10	15,600,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2006-0012 A (Citibank N.A SPA) (A-1/NR)(a)
26,365,000	0.300	06/03/10	26,365,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0015 A (Landesbank Hessen-Thueringen SPA) (A-1/NR)(a)
10,890,000	0.300	06/03/10	10,890,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA) (A-1/NR)(a)
13,110,000	0.300	06/03/10	13,110,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Putters Series 2008-3186Z (JPMorgan Chase & Co.) (NR/VMIG1)(a)
18,900,000	0.290	06/01/10	18,900,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Putters Series 2009-3333 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
8,300,000	0.290	06/03/10	8,300,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 A (A-1+/VMIG1)
5,605,000	0.270	06/03/10	5,605,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1987 A (A-1+/VMIG1)
5,150,000	0.250	06/03/10	5,150,000
North Carolina Medical Care Commission Health Care Facilities Municipal Trust Receipts VRDN RB for Duke University Health System Floater Series 2010-31W (Barclays Bank PLC) (A-1+/NR)(a)
2,000,000	0.300	06/03/10	2,000,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Wakemed, Inc. Series 2009 C (Wachovia Bank N.A. LOC) (NR/VMIG1)
14,855,000	0.270	06/03/10	14,855,000
North Carolina Medical Care Commission Hospital VRDN RB for Moses Cone Health Systems Series 2004 A (A-1+/NR)
2,100,000	0.200	06/03/10	2,100,000
North Carolina State GO VRDN for Public Improvement Series 2002 D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
41,040,000	0.290	06/02/10	41,040,000
North Carolina State GO VRDN Putters Series 2008-2768 (JPMorgan Chase & Co. SPA) (A-1/NR)(a)
7,055,000	0.290	06/03/10	7,055,000
North Carolina State GO VRDN Refunding Series 2002 E (Bayerische Landesbank SPA) (NR/VMIG1)
47,970,000	0.280	06/02/10	47,970,000
North Carolina State University Raleigh VRDN RB General Series 2008 A (Bank of America N.A. SPA) (A-1/VMIG1)
4,000,000	0.290	06/02/10	4,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
North Carolina — (continued)
Raleigh Comb Enterprise System VRDN RB Eagle Series 2007-0010 A (Landesbank Hessen-Thueringen SPA) (A-1/NR)(a)
$4,950,000	0.290%	06/03/10	$4,950,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (A-1+/VMIG1)
1,500,000	0.240	06/02/10	1,500,000
Raleigh VRDN RB ROCS-RR-II R-645 Series 2006 (Citibank N.A. SPA) (F1+)(a)
16,525,000	0.290	06/03/10	16,525,000
Union County Enterprise System VRDN RB Series 2009 (A-1/VMIG1)
9,000,000	0.290	06/03/10	9,000,000
Union County GO VRDN Series 2007 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
1,000,000	0.240	06/03/10	1,000,000
Union County GO VRDN Series 2007 B (Wells Fargo Bank N.A. SPA) (A-1/VMIG1)
5,700,000	0.240	06/03/10	5,700,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1/VMIG1)
11,710,000	0.270	06/03/10	11,710,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
3,295,000	0.270	06/03/10	3,295,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1/NR)(a)
15,345,000	0.290	06/03/10	15,345,000
University of North Carolina VRDN RB ROCS-RR-II R-11292 for Chapel Hill Hospital Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
3,075,000	0.290	06/03/10	3,075,000
Wake County GO VRDN for Public Improvement Series 2003 B (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
13,850,000	0.360	06/03/10	13,850,000
Wake County GO VRDN for Public Improvement Series 2003 C (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
10,850,000	0.280	06/03/10	10,850,000
Wake County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
14,400,000	0.280	06/03/10	14,400,000
Wake County VRDN RB Putters Series 2009-3553 (JPMorgan Chase & Co.) (A-1+/NR)(a)
3,380,000	0.290	06/03/10	3,380,000
Wilmington VRDN RB Refunding Series 2002 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
15,375,000	0.270	06/02/10	15,375,000

			562,440,000

North Dakota — 0.6%
Mercer County for Basin Electric and Power Cooperative CP Series 2010 (A-1/NR)
60,000,000	0.350	06/01/10	60,000,000

Ohio — 2.7%
Cleveland Clinic VRDN RB Floater Certificates Series 2008-59C (Wells Fargo & Co. SPA) (NR/VMIG1)(a)
17,000,000	0.280	06/03/10	17,000,000
Cleveland Waterworks VRDN RB Series 2008 Q (Bank of America N.A. LOC) (A-1/VMIG1)
7,000,000	0.270	06/03/10	7,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Ohio — (continued)
Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
$4,360,000	0.290%	06/03/10	$4,360,000
Columbus GO VRDN Sanitation Sewer System Series 2006-1 (A-1+/VMIG1)
3,220,000	0.250	06/03/10	3,220,000
Columbus Sewer VRDN RB Putters Series 2008-2456 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
4,405,000	0.290	06/03/10	4,405,000
Franklin County Hospital VRDN RB for Nationwide Children’s Hospital Project Series 2008 E (JPMorgan Chase & Co. SPA) (NR/VMIG1)
22,000,000	0.270	06/03/10	22,000,000
Franklin County Hospital VRDN RB Improvement for Nationwide Children’s Hospital Project Series 2008 B (NR/VMIG1)
15,600,000	0.250	06/03/10	15,600,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Project Series 2008 F (JPMorgan Chase & Co. SPA) (NR/VMIG1)
31,000,000	0.240	06/03/10	31,000,000
Kent State University VRDN RB General Receipts Series 2008 B (Bank of America N.A. LOC) (A-1/NR)
1,700,000	0.270	06/03/10	1,700,000
Montgomery County VRDN RB Catholic Health Series 2004 B-1 (Bank of New York SPA) (A-1+/VMIG1)
12,000,000	0.190	06/02/10	12,000,000
Montgomery County VRDN RB for Catholic Health Putters Series 2009-3622 (JPMorgan Chase & Co.) (A-1+/NR)(a)
3,190,000	0.290	06/03/10	3,190,000
Ohio State GO VRDN Common Schools Series 2005 A (A-1+/VMIG1)
20,435,000	0.250	06/02/10	20,435,000
Ohio State GO VRDN Common Schools Series 2005 B (A-1+/VMIG1)
24,095,000	0.250	06/02/10	24,095,000
Ohio State GO VRDN Common Schools Series 2006 C (A-1+/VMIG1)
24,070,000	0.260	06/02/10	24,070,000
Ohio State GO VRDN for Infrastructure Improvement Series 2001 B (A-1+/VMIG1)
11,800,000	0.250	06/02/10	11,800,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B (A-1+/VMIG1)
31,245,000	0.190	06/02/10	31,245,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 D (A-1+/VMIG1)
11,485,000	0.190	06/02/10	11,485,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2004 A (A-1+/VMIG1)
7,005,000	0.190	06/02/10	7,005,000
Ohio State Higher Educational Facility VRDN RB for Cleveland Clinic Putters Series 2008-3140 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,190,000	0.290	06/03/10	3,190,000
Ohio State Higher Educational Facility VRDN RB for Oberlin College Project Series 2008 (U.S. Bank N.A. SPA) (A-1+/VMIG1)
4,800,000	0.190	06/02/10	4,800,000
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3555Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
7,995,000	0.290	06/03/10	7,995,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Ohio — (continued)
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3558Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
$5,000,000	0.290%	06/03/10	$5,000,000

			272,595,000

Oklahoma — 0.3%
Oklahoma State Turnpike Authority VRDN RB Refunding Second Series 2006 D Convertible (Lloyds TSB Bank PLC SPA) (NR/VMIG1)
31,650,000	0.270	06/03/10	31,650,000

Oregon — 1.2%
Oregon State GO TANS Series 2009 (SP-1+/MIG1)
60,000,000	2.500	06/30/10	60,096,193
Oregon State GO VRDN Series 1985 73-F (Bayerische Landesbank SPA) (NR/VMIG1)
1,000,000	0.180	06/02/10	1,000,000
Oregon State GO VRDN Welfare Series 1985 73-H (Bayerische Landesbank SPA) (NR/VMIG1)
50,400,000	0.300	06/02/10	50,400,000
Umatilla County Hospital Facility Authority VRDN RB Catholic Health Series 1997 B (Bayerische Landesbank N.A. SPA) (NR/VMIG1)
9,100,000	0.320	06/02/10	9,100,000

			120,596,193

Pennsylvania — 1.2%
Downingtown Area School District Municipal Products, Inc. Trust GO VRDN Floater Certificates Series 2010 E-13 (Royal Bank Of Canada) (NR/Aa1)(a)
6,495,000	0.290	06/03/10	6,495,000
Geisinger Authority Health System VRDN RB Series 2009 C (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
18,100,000	0.270	06/01/10	18,100,000
Lancaster County Hospital Authority VRDN RB Health System of Lancaster General Hospital Series 2008 (Bank of America N.A. LOC) (A-1/VMIG1)
3,015,000	0.320	06/01/10	3,015,000
Northampton County General Purpose Authority VRDN RB for Higher Education Lehigh University Series 2004 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
29,225,000	0.300	06/03/10	29,225,000
Northampton County General Purpose Authority VRDN RB Refunding for Lafayette College Series 2010 A (TD Bank N.A. SPA) (A-1+/P-1)
4,000,000	0.230	06/03/10	4,000,000
Pennsylvania State GO VRDN ROCS-RR-II R-11056 (Citibank N.A. SPA) (A-1/NR)(a)
3,700,000	0.300	06/03/10	3,700,000
Pennsylvania State Higher Educational Facilities VRDN RB University Health System Series 2008 A (Bank of America N.A. LOC) (A-1/VMIG1)
5,200,000	0.270	06/02/10	5,200,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Healthcare Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
7,900,000	0.250	06/02/10	7,900,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Healthcare Series 2004 C (A-1+/VMIG1)
9,150,000	0.250	06/02/10	9,150,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
University of Pittsburgh of the Commonwealth System of Higher Education RANS Series 2010 (SP-1+/MIG1)
$25,000,000	2.000%	05/31/11	$25,379,867
University of Pittsburgh VRDN RB Floaters Series 2009-38C (Wells Fargo & Co.) (NR/VMIG1)(a)
4,000,000	0.280	06/03/10	4,000,000
Washington County Authority VRDN RB Refunding for University of Pennsylvania Series 2004 (A-1+/VMIG1)
3,930,000	0.250	06/03/10	3,930,000

			120,094,867

Puerto Rico(a) — 0.6%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA) (A-1/NR)
56,400,000	0.390	06/03/10	56,400,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3101 (Morgan Stanley Municipal Products) (A-1/NR)
9,000,000	0.390	06/03/10	9,000,000

			65,400,000

Rhode Island(a) — 0.2%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB for Brown University Putters Series 2009-3517 (JPMorgan Chase & Co.) (A-1+/NR)
16,525,000	0.290	06/03/10	16,525,000

South Carolina — 0.7%
Charleston Waterworks & Sewer VRDN RB Capital Improvements Series 2006 B (Wachovia Bank N.A. SPA) (A-1+/NR)
36,000,000	0.250	06/03/10	36,000,000
Charleston Waterworks & Sewer VRDN RB Refunding System Series 2007 (Bank of America N.A. SPA) (A-1/NR)
6,000,000	0.300	06/03/10	6,000,000
Columbia Waterworks & Sewer System Municipal Trust Receipts VRDN RB Floater Series 2010-42W (Barclays Bank PLC) (A-1+/NR)(a)
3,000,000	0.300	06/03/10	3,000,000
Columbia Waterworks & Sewer System Municipal Trust Receipts VRDN RB Floater Series 2010-43W (Barclays Bank PLC) (A-1+/NR)(a)
3,750,000	0.300	06/03/10	3,750,000
South Carolina State GO VRDN ROCS-RR-II R-692WF Series 2006 (Wells Fargo Bank SPA) (NR/VMIG1)(a)
1,860,000	0.290	06/03/10	1,860,000
South Carolina State Public Service Authority Municipal Trust Receipts VRDN RB for Santee Cooper Floater Series 2010-50B (Barclays Bank PLC) (NR/VMIG1)(a)
4,570,000	0.300	06/03/10	4,570,000
South Carolina State Public Service Authority VRDN RB Floaters Series 2009-3065X (Morgan Stanley Municipal Products) (A-1/NR)(a)
10,800,000	0.290	06/03/10	10,800,000
South Carolina Transportation Infrastructure Bank VRDN RB Refunding Series 2003 B1 RMKT (Bank of America N.A. LOC) (NR/VMIG1)
6,770,000	0.270	06/02/10	6,770,000

			72,750,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Tennessee — 0.6%
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Floater Trust Series 2010-14B (Barclays Bank PLC) (NR/P-1)(a)
$3,500,000	0.300%	06/03/10	$3,500,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Putters Series 2009-3528 (JPMorgan Chase & Co.) (A-1+/NR)(a)
5,000,000	0.290	06/03/10	5,000,000
Rutherford County Ascension Health & Educational Facilities Board VRDN RB Floaters Series 2010-3160 (Morgan Stanley & Co.) (A-1/NR)(a)
3,250,000	0.310	06/03/10	3,250,000
Rutherford County Ascension Health Municipal Trust Receipts VRDN RB Floater Series 2010-25W (Barclays Bank PLC) (A-1+/NR)(a)
1,500,000	0.300	06/03/10	1,500,000
Rutherford County Ascension Health VRDN RB Putters Series 2010-3710 (JPMorgan Chase & Co.) (NR/VMIG1)(a)
4,100,000	0.290	06/03/10	4,100,000
Shelby County Health Educational & Housing Facilities Board VRDN RB for St. Jude Children’s Hospital Putters Series 2008-2915Z (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,630,000	0.290	06/03/10	3,630,000
Tennessee State GO CP Series 2010 C (Tennessee Consolidated Retirement System) (A-1+/P-1)
23,000,000	0.280	06/01/10	23,000,000
18,750,000	0.350	08/02/10	18,750,000

			62,730,000

Texas — 10.5%
Austin ISD GO VRDN Putters Series 2009-3554 (JPMorgan Chase & Co.) (A-1+/NR)(a)
3,525,000	0.290	06/03/10	3,525,000
Austin ISD GO VRDN ROCS RR-II R-11750 Series 2009 (Citibank N.A.) (A-1/NR)(a)
3,000,000	0.300	06/03/10	3,000,000
Comal ISD GO VRDN ROCS-RR-II R-11844 Series 2010 (Citibank N.A.) (NR/VMIG1)(a)
9,000,000	0.300	06/03/10	9,000,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2006-1308 (PSF-GTD) (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
6,495,000	0.290	06/03/10	6,495,000
Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-11716 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
6,785,000	0.300	06/03/10	6,785,000
Dallas Area Rapid Transit VRDN RB Putters Series 2010-3687Z (AMBAC) (JPMorgan Chase & Co.) (A-1+/NR)(a)
2,000,000	0.340	06/03/10	2,000,000
Dallas Children’s Medical Center VRDN RB Putters Series 2009-3509 (JPMorgan Chase & Co.) (F1+)(a)
4,995,000	0.290	06/03/10	4,995,000
Dallas Children’s Medical Center VRDN RB Putters Series 2009-3512 (JPMorgan Chase & Co.) (F1+)(a)
8,995,000	0.290	06/03/10	8,995,000
Denton ISD GO VRDN for School Building Series 2006 B (PSF-GTD) (Bank of America N.A. SPA) (A-1/NR)
5,995,000	0.300	06/03/10	5,995,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Texas — (continued)
Denton ISD GO VRDN Putters Series 2008-2603 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
$3,700,000	0.290%	06/03/10	$3,700,000
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008 53C (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(a)
24,000,000	0.280	06/03/10	24,000,000
Fort Bend ISD GO VRDN Floaters Series 2008 25C-1 3C7 (PSF-GTD) (Wells Fargo & Co.) (F1+)(a)
3,100,000	0.280	06/03/10	3,100,000
Frisco ISD GO VRDN Floater Series 2008-19C (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(a)
14,555,000	0.280	06/03/10	14,555,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+/NR)(a)
7,184,500	0.290	06/03/10	7,185,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Texas Children’s Hospital Putters Series 2009-3463 (JPMorgan Chase & Co.) (A-1+/NR)(a)
4,995,000	0.290	06/03/10	4,995,000
Harris County Flood Control District GO VRDN Putters Series 2009-3562 (ASSURED GTY) (JPMorgan Chase & Co.) (A-1+/NR)(a)
3,995,000	0.290	06/03/10	3,995,000
Harris County GO VRDN ROCS-RR-II R-10360 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
16,255,000	0.290	06/03/10	16,255,000
Harris County Health Facilities Development Corp. VRDN RB for Texas Children’s Hospital Putters Series 2009-3491Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
4,995,000	0.290	06/03/10	4,995,000
Harris County Toll Road Authority VRDN RB Floaters Series 2009-3060X (Morgan Stanley Municipal Products) (A-1/NR)(a)
5,525,000	0.310	06/03/10	5,525,000
Harris County Toll Road Authority VRDN RB Putters Series 2009-3425 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
5,845,000	0.290	06/03/10	5,845,000
Harris County VRDN RB Putters Series 2009-3418 (ASSURED GTY) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
1,700,000	0.290	06/03/10	1,700,000
Houston Community College GO VRDN Putters Series 2009-3356 (AMBAC) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,000,000	0.340	06/03/10	3,000,000
Houston GO CP Series 2010 E-1 (Banco Bilbao Vizcaya SPA) (A-1+/P-1)
10,000,000	0.320	06/01/10	10,000,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Floaters Series 2007-2042 (Wells Fargo Bank N.A. SPA) (NR/VMIG1)(a)
17,060,000	0.290	06/03/10	17,060,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Project Series 2008 B (A-1+/VMIG1)
17,800,000	0.280	06/01/10	17,800,000
Houston Higher Education Finance Corp. VRDN RB for Rice University ROCS-RR-II R-11066 (Citibank N.A. SPA) (A-1/NR)(a)
4,570,000	0.290	06/03/10	4,570,000
Houston Higher Education Finance Corp. VRDN RB Refunding for Rice University Project Series 2006 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
42,055,000	0.210	06/02/10	42,055,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Texas — (continued)
Houston Utility Systems Municipal Products, Inc. Trust VRDN RB Floater Certificates Series 2010 E-14 (Royal Bank of Canada LOC) (NR/VMIG1)(a)
$23,000,000	0.290%	06/03/10	$23,000,000
Irving ISD Puttable Floating Options Tax-Exempts Receipts GO VRDN P-Floats-PT-3954 Series 2007 (PSF-GTD) (Wells Fargo Bank SPA) (F1+)(a)
8,900,000	0.290	06/03/10	8,900,000
Judson ISD GO VRDN Floaters Series 2007-1859 (PSF-GTD) (Wells Fargo Bank N.A. SPA) (NR/VMIG1)(a)
3,950,000	0.290	06/03/10	3,950,000
North Central Texas Health Facilities Development Corp. VRDN RB for Children’s Medical Center Putters Series 2009-3510 (JPMorgan Chase & Co.) (F1+)(a)
2,995,000	0.290	06/03/10	2,995,000
North Central Texas Health Facilities Development Corp. VRDN RB for Children’s Medical Center Putters Series 2009-3513 (JPMorgan Chase & Co.) (F1+)(a)
20,000,000	0.290	06/03/10	20,000,000
North East ISD Eclipse Funding Trust GO VRDN Solar Eclipse Series 2007-0101 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+/NR)(a)
4,165,000	0.290	06/03/10	4,165,000
North East ISD GO VRDN Eagle Series 2007-0123 A (PSF-GTD) (Banco Bilbao Vizcaya Argentaria SPA) (A-1/NR)(a)
8,935,000	0.300	06/03/10	8,935,000
North East ISD GO VRDN Putters Series 2007-2058 (PSF-GTD) (JPMorgan Chase & Co.) (NR/VMIG1)(a)
9,000,000	0.290	06/03/10	9,000,000
North Texas Municipal Water District Austin Trust Certificates VRDN RB Series 2008-1174 (Bank of America N.A. SPA) (A-1/NR)(a)
9,105,000	0.290	06/03/10	9,105,000
Plano GO VRDN Floater Series 2007-1862 (Wells Fargo & Co. SPA) (NR/VMIG1)(a)
2,915,000	0.290	06/03/10	2,915,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises Series 2009 B (A-1/P-1)
20,000,000	0.280	06/01/10	20,000,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises Series 2009 C (A-1/P-1)
37,600,000	0.280	06/01/10	37,600,000
Port Arthur Navigation District Environmental Facilities VRDN RB Refunding for Motiva Enterprises Series 2010 C (A-1/P-1)
43,000,000	0.280	06/01/10	43,000,000
Rice University CP Series 2010 (A-1/NR)
10,000,000	0.280	07/08/10	10,000,000
Round Rock ISD GO VRDN Putters Series 2009-3341 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
4,995,000	0.290	06/03/10	4,995,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
8,215,000	0.290	06/03/10	8,215,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-3247 (JPMorgan Chase & Co.) (NR/VMIG1)(a)
1,360,000	0.290	06/03/10	1,360,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3344 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,200,000	0.290	06/03/10	3,200,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Texas — (continued)
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3560 (JPMorgan Chase & Co.) (A-1+/NR)(a)
$8,260,000	0.290%	06/03/10	$8,260,000
San Antonio Electric & Gas Systems VRDN RB ROCS-RR-II R-11277 Series 2007 (Citibank N.A. SPA) (NR/VMIG1)(a)
5,080,000	0.300	06/03/10	5,080,000
San Antonio Electric & Gas Systems VRDN RB Systems Junior Lien Series 2003 (Bank of America N.A. SPA) (A-1/VMIG1)
31,800,000	0.300	06/02/10	31,800,000
San Antonio Water System VRDN RB Putters Series 2009-3340 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
5,000,000	0.290	06/03/10	5,000,000
Spring Branch GO VRDN Putters Series 2009-3377 (PSF-GTD) (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
4,500,000	0.290	06/03/10	4,500,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Health Resources Series 2008 A (Texas Health Resources SPA) (A-1+/VMIG1)
6,500,000	0.210	06/02/10	6,500,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Texas Health Resources Series 2008 F (Bank of America N.A. SPA) (A-1/VMIG1)
10,550,000	0.220	06/02/10	10,550,000
Tarrant County Health Facilities Development Corp. Hospital VRDN RB Cook Children’s Medical Center Series 2010 C (A-1+/VMIG1)
11,000,000	0.220	06/03/10	11,000,000
Tarrant County Health Resources VRDN RB Series 2008-1197 (Bank of America N.A. SPA) (A-1/NR)(a)
4,375,000	0.290	06/03/10	4,375,000
Tarrant County Health Resources VRDN RB Series 2008-1201 (Bank of America N.A. SPA) (A-1/NR)(a)
5,790,000	0.290	06/03/10	5,790,000
Texas State GO VRDN Austin Trust Certificates Series 2008-1053 (Bank of America N.A. SPA) (A-1/NR)(a)
12,190,000	0.290	06/03/10	12,190,000
Texas State GO VRDN Austin Trust Certificates Series 2008-1147 (Bank of America N.A. SPA) (A-1/NR)(a)
5,000,000	0.290	06/03/10	5,000,000
Texas State GO VRDN Eagle Series 2006-0125 Class A (Citibank N.A.) (A-1/NR)(a)
25,940,000	0.290	06/03/10	25,940,000
Texas State GO VRDN Eagle Series 2006-0126 (Citibank N.A. SPA) (A-1/NR)(a)
5,000,000	0.290	06/03/10	5,000,000
Texas State GO VRDN Eagle Series 2007-0139 A (Citibank N.A. SPA) (A-1/NR)(a)
8,685,000	0.290	06/03/10	8,685,000
Texas State GO VRDN Floater Trust Series 2010-18B (Barclays Bank PLC) (NR/VMIG1)(a)
6,990,000	0.300	06/03/10	6,990,000
Texas State GO VRDN Putters Series 2008-2568 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
15,075,000	0.290	06/03/10	15,075,000
Texas State GO VRDN Putters Series 2008-3238 (JPMorgan Chase & Co.) (NR/VMIG1)(a)
2,165,000	0.290	06/03/10	2,165,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Texas — (continued)
Texas State GO VRDN Putters Series 2009-3534 (JPMorgan Chase & Co.) (A-1+/NR)(a)
$9,550,000	0.290%	06/03/10	$9,550,000
Texas State GO VRDN ROCS-RR-II R-11184 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
6,210,000	0.310	06/03/10	6,210,000
Texas State TRANS Series 2009 (SP-1+/MIG1)
286,700,000	2.500	08/31/10	288,160,190
Texas State Transportation Commission Austin Trust Certificates GO VRDN Series 2007-1026 (Bank of America N.A. SPA) (A-1/NR)(a)
27,500,000	0.290	06/03/10	27,500,000
Texas State Transportation Commission GO VRDN Floaters Series 2005 K15 Reg. D (Citibank N.A. SPA) (NR/VMIG1)(a)
3,790,000	0.300	06/03/10	3,790,000
Texas State Transportation Commission VRDN RB Putters Series 2007-2214 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
7,495,000	0.290	06/03/10	7,495,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
5,335,000	0.290	06/03/10	5,335,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2902 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
14,395,000	0.290	06/03/10	14,395,000
Texas State Transportation GO VRDN Floaters Series 2007-2043 (Wells Fargo Bank N.A. SPA) (F1+)(a)
13,270,000	0.290	06/03/10	13,270,000
Texas Water Development Board Austin Trust Certificates VRDN RB Series 2008-1173 (Bank of America N.A. SPA) (A-1/NR)
6,000,000	0.290	06/03/10	6,000,000
University of Houston VRDN RB Floater Certificates Series 2009-30C (Wells Fargo Bank N.A.) (NR/VMIG1)(a)
7,000,000	0.280	06/03/10	7,000,000
University of Texas Permanent University Fund VRDN RB ROCS-RR-II R-11290 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
3,970,000	0.290	06/03/10	3,970,000
University of Texas VRDN RB Refunding Financing System Series 2007 B (A-1+/VMIG1)
27,450,000	0.230	06/03/10	27,450,000
University of Texas VRDN RB ROCS-RR-II R-11077 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
2,100,000	0.290	06/03/10	2,100,000

			1,058,585,190

Utah — 2.4%
Riverton Hospital Revenue VRDN RB for IHC Health Services, Inc. Putters Series 2007-1762 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
54,500,000	0.290	06/03/10	54,500,000
University of Utah VRDN RB Auxiliary & Campus Facilities Series 1997 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
7,000,000	0.300	06/02/10	7,000,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
52,500,000	0.250	06/03/10	52,500,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (U.S. Bank N.A. SPA) (A-1+/VMIG1)
51,700,000	0.250	06/03/10	51,700,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Utah — (continued)
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$9,580,000	0.300%	06/01/10	$9,580,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
8,000,000	0.270	06/02/10	8,000,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
56,400,000	0.300	06/01/10	56,400,000

			239,680,000

Virginia — 1.4%
City of Richmond CP Series 2010 (Bank of America N.A. LOC) (P-1)
10,000,000	0.330	06/01/10	10,000,000
Fairfax County GO Bonds Series 2003 B (AAA/Aaa)
5,000,000	5.000	06/01/10	5,000,000
Fairfax County IDA VRDN RB for Inova Health System Floaters Series 2005-1168 (Morgan Stanley Municipal Products) (A-1+/NR)(a)
3,330,000	0.310	06/03/10	3,330,000
Fairfax County IDA VRDN RB for Inova Health System Project ROCS-RR-II R-11733 Series 2009 (Citibank N.A. SPA) (A-1+/NR)(a)
6,660,000	0.300	06/03/10	6,660,000
Fairfax County VRDN RB for Inova Health System Project Putters Series 2009-3394 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
5,495,000	0.290	06/03/10	5,495,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 C (A-1+/VMIG1)
7,195,000	0.200	06/03/10	7,195,000
Montgomery County IDA VRDN RB for Virginia Technical Foundation Series 2005 (Bank of America N.A. LOC) (NR/VMIG1)
465,000	0.230	06/01/10	465,000
Richmond GO RANS Series 2009 (SP-1+/MIG1)
41,500,000	1.500	06/24/10	41,530,662
University of Virginia VRDN RB Eagle Series 2006-0017 Class A (Citibank N.A. SPA) (A-1/NR)(a)
14,775,000	0.290	06/03/10	14,775,000
University of Virginia VRDN RB Putters Series 2008-3188Z (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
18,745,000	0.290	06/01/10	18,745,000
Virginia College Building Authority VRDN RB Putters Series 2008-3276 (JPMorgan Chase & Co. SPA) (A-1/NR)(a)
4,675,000	0.290	06/03/10	4,675,000
Virginia Commonwealth University Health System Authority VRDN RB General Series 2005 C (AMBAC) (Wachovia Bank N.A. LOC) (NR/VMIG1)
1,750,000	0.280	06/03/10	1,750,000
Virginia State GO Bonds Refunding Series 2004 B (AAA/Aaa)
4,000,000	5.000	06/01/10	4,000,000
Virginia State Public School Authority RB for School Educational Technology Notes Series 2010 X (AA+/Aa1)
10,790,000	2.000	04/15/11	10,944,405
Virginia State Resources Authority Clean Water VRDN RB Floaters Series 2008-2917 (Morgan Stanley Municipal Products SPA) (A-1/NR)(a)
4,000,000	0.310	06/03/10	4,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Virginia — (continued)
Virginia State Resources Authority VRDN RB Clean Water Putters Series 2008-3036 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
$3,370,000	0.290%	06/03/10	$3,370,000

			141,935,067

Washington — 0.8%
Energy Northwest Electric VRDN RB Putters Series 2007-2301 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
7,995,000	0.290	06/03/10	7,995,000
Energy Northwest Electric VRDN RB Putters Series 2008-2965 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
4,800,000	0.290	06/03/10	4,800,000
King County Sewer System VRDN RB Junior Lien Series 2001 A (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
3,225,000	0.250	06/02/10	3,225,000
King County Sewer System VRDN RB Junior Lien Series 2001 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
12,250,000	0.400	06/02/10	12,250,000
King County Sewer System VRDN RB ROCS-RR-II R-11717 Series 2009 (Citibank Bank N.A. SPA) (A-1/NR)(a)
5,650,000	0.300	06/03/10	5,650,000
King County VRDN RB Floater Certificates Series 2008 46C (Wells Fargo Bank N.A. SPA) (NR/VMIG1)
9,940,000	0.280	06/03/10	9,940,000
Washington State GO VRDN Putters Series 2008-2599 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
4,500,000	0.290	06/03/10	4,500,000
Washington State GO VRDN Putters Series 2008-3054 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,035,000	0.290	06/03/10	3,035,000
Washington State GO VRDN Putters Series 2008-3087 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
2,080,000	0.290	06/03/10	2,080,000
Washington State GO VRDN Putters Series 2009-3538 (JPMorgan Chase Bank & Co.) (A-1+/NR)(a)
9,000,000	0.290	06/03/10	9,000,000
Washington State Health Austin Trust Certificates VRDN RB Series 2008-1180 (Bank of America N.A. SPA) (NR/VMIG1)(a)
8,925,000	0.290	06/03/10	8,925,000
Washington State Health Care Facilities Authority VRDN RB Multicare Health System Series 2009 A (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
3,000,000	0.250	06/03/10	3,000,000
Washington State Health Care Facilities Authority VRDN RB Seattle Children’s Hospital Floater Certificates Series 2009 51C (Wells Fargo & Co.) (F1+)(a)
9,990,000	0.280	06/03/10	9,990,000

			84,390,000

Wisconsin — 1.2%
Wisconsin State Ascension Health Authority VRDN RB Austin Trust Certificates Series 2008-1155 (Bank of America N. A. SPA) (A-1/NR)(a)
7,600,000	0.290	06/03/10	7,600,000
Wisconsin State Health & Educational Facilities Authority Sisters Hospital CP Series 2003 B (ASSURED GTY) (A-1/NR)
39,375,000	0.600	06/04/10	39,375,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Wisconsin — (continued)
Wisconsin State Health & Educational Facilities Authority Sisters Hospital CP Series 2010 (A-1+/NR)
$10,500,000	0.600%	06/01/10	$10,500,000
8,980,000	0.320	07/12/10	8,980,000
Wisconsin State Health & Educational Facilities Authority VRDN RB Children’s Hospital Floater Certificates Series 2009-58C (Wells Fargo & Co.) (NR/VMIG1)(a)
9,815,000	0.280	06/03/10	9,815,000
Wisconsin State Health & Educational Facilities Authority VRDN RB Floater Trust for Children’s Hospital Series 2009-15W (Barclays Bank PLC) (NR/VMIG1)(a)
5,250,000	0.300	06/03/10	5,250,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Froedtert & Community Health System Floater Series 2009-3122X (Morgan Stanley Municipal Products) (A-1/NR)(a)
19,530,000	0.290	06/03/10	19,530,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Froedtert & Community Health System Putters Series 2009-3613 (JPMorgan Chase & Co.) (A-1+/NR)(a)
8,660,000	0.290	06/03/10	8,660,000
Wisconsin State Health & Educational Facilities Authority VRDN RB Gundersen Lutheran Series 2008 A (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
4,715,000	0.270	06/03/10	4,715,000
Wisconsin State Health & Educational Facilities Authority VRDN RB Gundersen Lutheran Series 2008 B (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
7,500,000	0.270	06/03/10	7,500,000

			121,925,000

TOTAL INVESTMENTS — 98.0%			$9,877,813,544

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%			196,796,426

NET ASSETS — 100.0%			$10,074,609,970

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2010, these securities amounted to $2,709,650,000 or approximately 26.9% of net assets.
Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest rate reset date for floating rate securities, or the prerefunded date for those types of securities.
Security ratings disclosed are obtained from Standard & Poor’s (“S&P”)/Moody’s Investor Service (“Moody’s”). In the event where neither an S&P nor Moody’s rating is available, only a Fitch rating is disclosed. A description of the ratings is available in the Portfolio’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
ASSURED GTY	— Insured by Assured Guaranty
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
DOT	— Department of Transportation
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IHC	— International Health Care
ISD	— Independent School District
LOC	— Letter of Credit
LTD	— Limited
MF Hsg.	— Multi-Family Housing
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND
Schedule of Investments
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 100.0%
United States Treasury Bills
$1,161,400,000	0.150%	06/03/10	$1,161,390,322
72,245,000	0.400	06/17/10	72,232,157
166,000,000	0.410	06/17/10	165,969,751
41,000,000	0.415	06/17/10	40,992,438
143,000,000	0.430	06/17/10	142,972,671
79,200,000	0.095	07/01/10	79,193,730
500,000,000	0.100	07/01/10	499,958,333
272,000,000	0.115	07/01/10	271,973,933
300,000,000	0.140	07/01/10	299,965,000
1,001,600,000	0.150	07/01/10	1,001,474,800
146,000,000	0.160	07/01/10	145,980,533
828,000,000	0.200	07/01/10	827,862,000
288,000,000	0.145	07/08/10	287,957,080
4,622,000,000	0.150	07/08/10	4,621,287,442
779,000,000	0.170	07/08/10	778,863,891
420,800,000	0.145	07/15/10	420,725,425
898,200,000	0.150	07/15/10	898,035,330
266,000,000	0.155	07/15/10	265,949,608
2,560,000,000	0.160	07/15/10	2,559,499,378
4,463,150,000	0.150	07/22/10	4,462,201,581
944,850,000	0.265	10/07/10	943,959,741
37,500,000	0.200	11/12/10	37,465,833
United States Treasury Notes
238,000,000	1.500	10/31/10	239,059,234
62,500,000	1.250	11/30/10	62,813,907
274,000,000	0.875	12/31/10	274,910,329

TOTAL INVESTMENTS — 100.0%			$20,562,694,447

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%			(1,597,976)

NET ASSETS — 100.0%			$20,561,096,471

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
Interest rates represent either the stated coupon rate or annualized yield on date of purchase for discounted securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND
Schedule of Investments
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 25.5%
United States Treasury Bills
$161,000,000	0.415%	06/10/10	$160,983,296
188,000,000	0.435	06/10/10	187,979,555
588,000,000	0.445	06/10/10	587,934,585
193,000,000	0.450	06/10/10	192,978,287
408,000,000	0.400	06/17/10	407,927,467
217,000,000	0.410	06/17/10	216,960,458
53,000,000	0.415	06/17/10	52,990,224
80,000,000	0.425	06/17/10	79,984,889
183,000,000	0.430	06/17/10	182,965,027
380,000,000	0.442	06/17/10	379,925,267
273,000,000	0.200	07/01/10	272,954,500
439,000,000	0.265	10/07/10	438,586,364
75,000,000	0.200	11/12/10	74,922,450
648,565,000	0.230	11/12/10	647,894,665
United States Treasury Notes
250,000,000	1.500	10/31/10	251,112,641
125,000,000	1.250	11/30/10	125,627,813
463,000,000	0.875	12/31/10	464,545,838

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$4,726,273,326

Repurchase Agreements(a) — 74.5%
Barclays Capital, Inc.
$250,000,000	0.190%	06/01/10	$250,000,000
Maturity Value: $250,005,278
Collateralized by U.S. Treasury Bond, 4.375%, due 02/15/38 and U.S. Treasury Note, 1.375%, due 04/15/12. The aggregate market value of the collateral, including accrued interest, was $255,000,082.
HSBC Securities (USA), Inc.
400,000,000	0.190	06/01/10	400,000,000
Maturity Value: $400,008,444
Collateralized by U.S. Treasury Bonds, 5.500% to 6.500%, due 11/15/26 to 08/15/28 and U.S. Treasury Notes, 2.750% to 3.000%, due 10/31/13 to 02/28/17. The aggregate market value of the collateral, including accrued interest, was $408,001,548.

Joint Repurchase Agreement Account I
13,139,000,000	0.194	06/01/10	13,139,000,000
Maturity Value: $13,139,283,218

TOTAL REPURCHASE AGREEMENTS			$13,789,000,000

TOTAL INVESTMENTS — 100.0%			$18,515,273,326

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%			(501,907)

NET ASSETS — 100.0%			$18,514,771,419

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Unless noted, all repurchase agreements were entered into on May 31, 2010. Additional information on Joint Repurchase Agreement Account I appears in the Notes to the Schedule of Investments section.
Interest rates represent either the stated coupon rate or annualized yield on date of purchase for discounted securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — It is the Funds’ policy to use the amortized-cost method permitted by Rule 2a-7 under the Act, which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity or reset date. Under procedures and tolerances established by the trustees, Goldman Sachs Asset Management, L.P. (“GSAM”) evaluates the difference between the Funds’ net asset value per share (“NAV”) based upon the amortized cost of the Funds’ securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, prepayment speeds and credit risk), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy, as of May 31, 2010:

Federal	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$7,902,158,811	$8,052,692,313	$—

Government	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$—	$11,881,659,618	$—
Corporate Obligations (including repurchase agreements)	—	20,069,827,176	—

Total	$—	$31,951,486,794	$—

Money Market	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$267,445,509	$2,746,140,211	$—
Corporate Obligations (including repurchase agreements and time deposits)	—	10,748,119,360	—
Variable Rate Municipal Debt Obligations	—	422,265,000	—

Total	$267,445,509	$13,916,524,571	$—

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Prime Obligations	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$230,759,288	$5,941,502,326	$—
Corporate Obligations (including repurchase agreements)	—	16,373,541,754	—
Municipal Debt Obligations	—	1,444,415,000	—

Total	$230,759,288	$23,759,459,080	$—

Tax-Free Money Market	Level 1	Level 2(a)	Level 3

Assets
Municipal Debt Obligations	$—	$9,877,813,544	$—

Treasury Instruments	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasury Obligations	$20,562,694,447	$—	$—

Treasury Obligations	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasury Obligations	$4,726,273,326	$—	$—
Corporate Obligations (including repurchase agreements)	—	13,789,000,000	—

Total	$4,726,273,326	$13,789,000,000	$—

(a) The Funds utilize amortized cost, which approximates fair value, to value money market investments. This results in a Level 2 classification as amortized cost is considered a model-based price.
Forward Commitment Transactions — The Funds may enter into forward commitment transactions which involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations when entering into a forward commitment.
Interest Rate Risk — In a declining interest rate environment, low yields on the Funds’ holdings may have an adverse impact on the Funds’ ability to provide a positive yield to its shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive certain fees (such as FST Select fees, FST Preferred fees, FST Capital fees, FST Administration fees, FST Service fees, FST CMS fees, FST Resource fees, FST Premier fees, FST Class B and C fees, transfer agency and management fees) which can fluctuate daily.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
Portfolio Concentration Risk — The Tax-Free Money Market Fund has the ability to invest a large percentage of its assets in obligations of issuers within certain states, which makes it subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.
Repurchase Agreements — Certain Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. Under these agreements, the Fund is permitted to deliver or re-pledge these securities.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT I — At May 31, 2010, certain Funds had undivided interests in the Joint Repurchase Agreement Account I, as follows:

Fund	Principal Amount

Government	$68,400,000

Treasury Obligations	13,139,000,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,275,000,000	0.19%	06/01/10	$1,275,026,917

Barclays Capital, Inc.	2,808,700,000	0.19	06/01/10	2,808,759,295

BNP Paribas Securities Co.	2,500,000,000	0.20	06/01/10	2,500,055,556

Credit Suisse Securities (USA) LLC	1,000,000,000	0.19	06/01/10	1,000,021,111

Deutsche Bank Securities, Inc.	1,000,000,000	0.19	06/01/10	1,000,021,111

JPMorgan Securities	2,000,000,000	0.19	06/01/10	2,000,042,222

RBS Securities, Inc.	3,000,000,000	0.20	06/01/10	3,000,066,667

UBS Securities LLC	123,000,000	0.19	06/01/10	123,002,597

TOTAL				$13,706,995,476

At May 31, 2010, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

U.S. Treasury Bill	0.000%	03/10/11

U.S. Treasury Interest-Only Stripped Securities	0.000	06/15/10 to 05/15/20

U.S. Treasury Notes	0.750 to 7.500	12/31/10 to 02/15/20

U.S. Treasury Principal-Only Stripped Securities	0.000	08/15/10 to 02/15/20

The aggregate market value of the collateral, including accrued interest, was $13,980,185,911.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2010, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Government	$16,967,000,000

Money Market	2,065,000,000

Prime Obligations	6,117,500,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$5,000,000,000	0.20%	06/01/10	$5,000,111,111

Barclays Capital, Inc.	3,015,000,000	0.19	06/01/10	3,015,063,650

Barclays Capital, Inc.	1,000,000,000	0.20	06/01/10	1,000,022,222

Barclays Capital, Inc.	668,000,000	0.21	06/01/10	668,015,587

BNP Paribas Securities Co.	2,000,000,000	0.20	06/01/10	2,000,044,444

BNP Paribas Securities Co.	3,000,000,000	0.21	06/01/10	3,000,070,000

Citigroup Global Markets, Inc.	1,500,000,000	0.21	06/01/10	1,500,035,000

Credit Suisse Securities (USA) LLC	845,000,000	0.21	06/01/10	845,019,717

Deutsche Bank Securities, Inc.	790,000,000	0.20	06/01/10	790,017,555

JPMorgan Securities	340,000,000	0.20	06/01/10	340,007,556

Merrill Lynch & Co., Inc.	850,000,000	0.20	06/01/10	850,018,889

Morgan Stanley & Co.	1,860,000,000	0.20	06/01/10	1,860,041,333

RBS Securities, Inc.	2,000,000,000	0.21	06/01/10	2,000,046,667

UBS Securities LLC	429,000,000	0.21	06/01/10	429,010,010

Wells Fargo Securities LLC	3,750,000,000	0.21	06/01/10	3,750,087,500

TOTAL				$27,047,611,241

At May 31, 2010, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	3.300% to 5.375%	07/18/11 to 02/13/12

Federal Home Loan Bank	0.400 to 2.875	01/04/11 to 06/12/15

Federal Home Loan Mortgage Corp.	0.000 to 7.000	06/23/10 to 06/01/40

Federal National Mortgage Association	0.000 to 9.000	06/15/10 to 05/01/50

Government National Mortgage Association	3.500 to 9.000	04/15/13 to 05/20/40

Tennessee Valley Authority Interest-Only Stripped Security	0.000	11/01/10

U.S. Treasury Notes	1.375 to 4.125	01/15/13 to 11/15/19

The aggregate market value of the collateral, including accrued interest, was $27,618,401,698.
Tax Information — The amortized cost for each Fund also represents aggregate cost for U.S. federal income tax purposes.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	July 30, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	July 30, 2010

* Print the name and title of each signing officer under his or her signature.